UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-3967

FIRST INVESTORS INCOME FUNDS

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

Foresters Investment Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30

DATE OF REPORTING PERIOD: JUNE 30, 2018

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)

BALANCED INCOME FUND

June 30, 2018

		Security			Value
		CORPORATE BONDS—47.2%
		Aerospace/Defense—.5%
$25	M	Bombardier, Inc., 8.75%, 12/1/2021	(a)		$27,625
200	M	Rolls-Royce, PLC, 3.625%, 10/14/2025	(a)		197,465
25	M	TransDigm, Inc., 6.5%, 5/15/2025			25,344
					250,434
		Automotive—1.1%
25	M	American Axle & Manufacturing, Inc., 6.25%, 4/1/2025			24,906
25	M	Cooper Standard Automotive, Inc., 5.625%, 11/15/2026	(a)		24,750
30	M	Dana Holding Corp., 5.5%, 12/15/2024			29,775
25	M	J.B. Poindexter & Co., 7.125%, 4/15/2026	(a)		25,750
500	M	O'Reilly Automotive, Inc., 3.55%, 3/15/2026			476,433
					581,614
		Building Materials—.1%
25	M	Building Materials Corp., 5.375%, 11/15/2024	(a)		24,812
25	M	Griffon Corp., 5.25%, 3/1/2022			24,416
					49,228
		Chemicals—1.7%
25	M	Blue Cube Spinco, Inc., 10%, 10/15/2025			29,187
25	M	Chemours Co., 6.625%, 5/15/2023			26,250
25	M	CVR Partners, LP, 9.25%, 6/15/2023	(a)		25,844
500	M	Dow Chemical Co., 3.5%, 10/1/2024			487,637
200	M	Nutrien, Ltd., 3.375%, 3/15/2025			188,505
25	M	Rain CII Carbon, LLC, 7.25%, 4/1/2025	(a)		25,500
30	M	Rayonier AM Products, Inc., 5.5%, 6/1/2024	(a)		28,350
50	M	Tronox, Inc., 6.5%, 4/15/2026	(a)		49,813
					861,086
		Consumer Non-Durables—.0%
25	M	Reynolds Group Holdings, Inc., 5.125%, 7/15/2023	(a)		24,719
		Energy—6.1%
25	M	Blue Racer Midstream, LLC, 6.125%, 11/15/2022	(a)		25,375
500	M	BP Capital Markets, PLC, 3.216%, 11/28/2023			490,775
25	M	Crestwood Midstream Partners, LP, 5.75%, 4/1/2025			25,062
30	M	DCP Midstream, LP, 7.375%, 12/29/2049	†		28,781
500	M	Enterprise Products Operating, 7.55%, 4/15/2038			656,105
30	M	Exterran Partners, LP, 6%, 10/1/2022			29,850
25	M	Global Partners, LP, 6.25%, 7/15/2022			24,375
500	M	Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023			483,008
500	M	Magellan Midstream Partners, LP, 5%, 3/1/2026			527,396
25	M	Matador Resources Co., 6.875%, 4/15/2023			26,250
25	M	Murphy Oil Corp., 6.875%, 8/15/2024			26,313
25	M	NGPL Pipeco, LLC, 4.875%, 8/15/2027	(a)		24,781
		Oasis Petroleum, Inc.:
25	M	6.875%, 1/15/2023			25,469
25	M	6.25%, 5/1/2026	(a)		25,281
25	M	Parkland Fuel Corp., 6%, 4/1/2026	(a)		24,688
25	M	PDC Energy, Inc., 6.125%, 9/15/2024			25,625
25	M	SM Energy Co., 5.625%, 6/1/2025			23,938
25	M	Transocean Guardian, Ltd., 5.875%, 1/15/2024	(a)	(b)	24,938
500	M	Valero Energy Corp., 6.625%, 6/15/2037			599,589
25	M	Whiting Petroleum Corp., 5.75%, 3/15/2021			25,612
30	M	WPX Energy, Inc., 5.25%, 9/15/2024			29,663
					3,172,874
		Financial Services—6.7%
500	M	American International Group, Inc., 3.75%, 7/10/2025			483,700
200	M	Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024			209,267
1,000	M	Brookfield Finance, Inc., 4%, 4/1/2024			990,574
500	M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020			535,637
500	M	General Motors Financial Co., Inc., 5.25%, 3/1/2026			518,908
250	M	Key Bank NA, 3.4%, 5/20/2026			238,366
500	M	Travelers Cos., Inc., 4.05%, 3/7/2048			485,763
					3,462,215
		Financials—8.3%
25	M	Ally Financial, Inc., 8%, 11/1/2031			29,875
400	M	Bank of America Corp., 5.875%, 2/7/2042			469,241
400	M	Capital One Financial Corp., 3.75%, 4/24/2024			392,842
500	M	Citigroup, Inc., 4.3%, 11/20/2026			488,744
25	M	DAE Funding, LLC, 5%, 8/1/2024	(a)		24,075
500	M	Deutsche Bank AG of New York, 3.7%, 5/30/2024			464,750
500	M	Goldman Sachs Group, Inc., 3.625%, 1/22/2023			497,229
		Icahn Enterprises, LP:
25	M	6.25%, 2/1/2022			25,563
25	M	6.75%, 2/1/2024			25,281
400	M	JPMorgan Chase & Co., 6.4%, 5/15/2038			491,429
25	M	Ladder Capital Finance Holdings, LLLP, 5.25%, 10/1/2025	(a)		23,526
25	M	LPL Holdings, Inc., 5.75%, 9/15/2025	(a)		24,375
		Morgan Stanley:
100	M	5.5%, 7/28/2021			105,893
500	M	4%, 7/23/2025			498,935
25	M	Springleaf Finance Corp., 7.75%, 10/1/2021			26,969
		U.S. Bancorp:
200	M	3.6%, 9/11/2024			197,739
200	M	3.1%, 4/27/2026			188,830
300	M	Wells Fargo & Co., 5.606%, 1/15/2044			323,430
					4,298,726
		Food/Beverage/Tobacco—1.8%
		Anheuser-Busch InBev Finance, Inc.:
100	M	3.65%, 2/1/2026			97,991
300	M	4.7%, 2/1/2036			304,955
500	M	Dr. Pepper Snapple Group, Inc., 3.43%, 6/15/2027			462,840
25	M	Pilgrim's Pride Corp., 5.75%, 3/15/2025	(a)		24,063
25	M	Post Holdings, Inc., 5.75%, 3/1/2027	(a)		24,313
					914,162
		Forest Products/Containers—.9%
450	M	Packaging Corp. of America, 3.4%, 12/15/2027			425,266
25	M	Sealed Air Corp., 6.875%, 7/15/2033	(a)		27,563
					452,829
		Gaming/Leisure—.2%
		Boyd Gaming Corp.:
25	M	6.875%, 5/15/2023			26,281
25	M	6%, 8/15/2026	(a)		24,875
25	M	IRB Holding Corp., 6.75%, 2/15/2026	(a)		23,938
25	M	Viking Cruises, Ltd., 6.25%, 5/15/2025	(a)		24,625
					99,719
		Health Care—1.3%
25	M	CHS/Community Health Systems, Inc., 6.25%, 3/31/2023			23,031
400	M	CVS Health Corp., 3.875%, 7/20/2025			388,164
25	M	DaVita, Inc., 5.125%, 7/15/2024			24,297
25	M	HCA, Inc., 6.25%, 2/15/2021			26,000
25	M	HealthSouth Corp., 5.75%, 11/1/2024			25,108
25	M	inVentiv Group Holdings, Inc., 7.5%, 10/1/2024	(a)		26,438
25	M	LifePoint Health, Inc., 5.875%, 12/1/2023			24,969
25	M	Mallinckrodt Finance SB, 5.75%, 8/1/2022	(a)		22,625
25	M	Molina Healthcare, Inc., 4.875%, 6/15/2025	(a)		24,375
25	M	Universal Hospital Services, Inc., 7.625%, 8/15/2020			25,031
		Valeant Pharmaceuticals International, Inc.:
25	M	6.5%, 3/15/2022	(a)		25,969
25	M	7.25%, 7/15/2022	(a)		25,604
					661,611
		Information Technology—2.4%
25	M	Alliance Data Systems Corp., 5.375%, 8/1/2022	(a)		25,247
500	M	Apple, Inc., 2.5%, 2/9/2025			470,569
25	M	CommScope Technologies, LLC, 6%, 6/15/2025	(a)		25,656
300	M	Corning, Inc., 7.25%, 8/15/2036			356,508
300	M	Microsoft Corp., 3.45%, 8/8/2036			287,783
25	M	NCR Corp., 4.625%, 2/15/2021			24,875
25	M	Nuance Communications, Inc., 6%, 7/1/2024			25,344
25	M	Rackspace Hosting, Inc., 8.625%, 11/15/2024	(a)		25,188
25	M	Solera, LLC, 10.5%, 3/1/2024	(a)		27,891
					1,269,061
		Manufacturing—.1%
25	M	ATS Automation Tooling Systems, Inc., 6.5%, 6/15/2023	(a)		25,562
25	M	Grinding Media, Inc., 7.375%, 12/15/2023	(a)		26,125
					51,687
		Media-Broadcasting—1.0%
500	M	Comcast Corp., 4.25%, 1/15/2033			489,059
25	M	Nexstar Broadcasting, Inc., 5.625%, 8/1/2024	(a)		24,250
25	M	Sirius XM Radio, Inc., 6%, 7/15/2024	(a)		25,531
					538,840
		Media-Cable TV—.4%
		CCO Holdings, LLC:
25	M	5.125%, 2/15/2023			24,805
25	M	5.875%, 4/1/2024	(a)		25,125
25	M	Clear Channel Worldwide Holdings, Inc. - Series "A", 6.5%, 11/15/2022			25,500
50	M	CSC Holdings, LLC, 6.75%, 11/15/2021			52,500
25	M	DISH DBS Corp., 5%, 3/15/2023			21,781
25	M	Gray Television, Inc., 5.875%, 7/15/2026	(a)		23,844
25	M	Midcontinent Communications & Finance Corp., 6.875%, 8/15/2023	(a)		26,281
					199,836
		Media-Diversified—.5%
25	M	Outdoor Americas Capital, LLC, 5.875%, 3/15/2025			25,297
200	M	Time Warner, Inc., 3.6%, 7/15/2025			190,455
25	M	Tribune Media Co., 5.875%, 7/15/2022			25,356
					241,108
		Metals/Mining—.3%
25	M	Cleveland-Cliffs, Inc., 4.875%, 1/15/2024	(a)		24,187
25	M	Commercial Metals Co., 4.875%, 5/15/2023			24,570
25	M	HudBay Minerals, Inc., 7.25%, 1/15/2023	(a)		25,875
25	M	Novelis, Inc., 5.875%, 9/30/2026	(a)		24,000
30	M	SunCoke Energy Partners, LP, 7.5%, 6/15/2025	(a)		30,675
					129,307
		Real Estate—5.6%
300	M	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/2028			288,751
450	M	Boston Properties, LP, 2.75%, 10/1/2026			406,453
211	M	Digital Realty Trust, LP, 4.75%, 10/1/2025			217,755
25	M	Equinix, Inc., 5.375%, 4/1/2023			25,716
200	M	ERP Operating, LP, 3.375%, 6/1/2025			195,439
300	M	Essex Portfolio, LP, 3.875%, 5/1/2024			298,203
30	M	Geo Group, Inc., 5.875%, 10/15/2024			29,700
25	M	Greystar Real Estate Partners, 5.75%, 12/1/2025	(a)		24,313
25	M	Iron Mountain, Inc., 5.75%, 8/15/2024			24,563
500	M	Realty Income Corp., 3.875%, 4/15/2025			493,697
200	M	Simon Property Group, LP, 3.375%, 10/1/2024			195,350
300	M	Vornado Realty, LP, 3.5%, 1/15/2025			287,586
400	M	Welltower, Inc., 4%, 6/1/2025			392,879
					2,880,405
		Retail-General Merchandise—1.8%
25	M	1011778 B.C., ULC, 4.625%, 1/15/2022	(a)		25,063
200	M	Amazon.com, Inc., 4.8%, 12/5/2034			219,749
25	M	AmeriGas Partners, LP, 5.5%, 5/20/2025			24,344
500	M	Home Depot, Inc., 5.875%, 12/16/2036			607,906
25	M	J.C. Penney Co., Inc., 8.625%, 3/15/2025			21,250
25	M	KFC Holding Co., LLC, 5%, 6/1/2024	(a)		24,743
					923,055
		Services—.2%
25	M	ADT Corp., 3.5%, 7/15/2022			23,525
50	M	AECOM, 5.125%, 3/15/2027			47,250
25	M	United Rentals, Inc., 4.625%, 10/15/2025			23,875
					94,650
		Telecommunications—1.1%
200	M	AT&T, Inc., 5.15%, 3/15/2042			190,075
25	M	CenturyLink, Inc., 5.8%, 3/15/2022			24,875
25	M	Frontier Communications Corp., 10.5%, 9/15/2022			22,812
50	M	GCI, Inc., 6.875%, 4/15/2025			52,000
300	M	Verizon Communications, Inc., 4.272%, 1/15/2036			277,580
25	M	Zayo Group, LLC, 6.375%, 5/15/2025			25,563
					592,905
		Transportation—1.9%
25	M	BCD Acquisition, Inc., 9.625%, 9/15/2023	(a)		26,750
400	M	Burlington Northern Santa Fe, LLC, 5.15%, 9/1/2043			444,296
200	M	Cummins, Inc., 4.875%, 10/1/2043			217,020
300	M	Southwest Airlines Co., 3%, 11/15/2026			278,706
25	M	XPO Logistics, Inc., 6.5%, 6/15/2022	(a)		25,656
					992,428
		Utilities—2.9%
25	M	Calpine Corp., 5.25%, 6/1/2026	(a)		23,641
25	M	Cheniere Corpus Christi Holdings, 5.875%, 3/31/2025			26,094
500	M	Commonwealth Edison Co., 5.9%, 3/15/2036			608,308
200	M	Duke Energy Progress, Inc., 4.15%, 12/1/2044			197,848
500	M	Entergy Arkansas, Inc., 4.95%, 12/15/2044			500,773
25	M	NRG Yield Operating, LLC, 5%, 9/15/2026			23,938
100	M	Oklahoma Gas & Electric Co., 4%, 12/15/2044			100,966
25	M	Targa Resources Partners, LP, 5.875%, 4/15/2026	(a)		25,219
					1,506,787
		Waste Management—.1%
25	M	Covanta Holding Corp., 5.875%, 3/1/2024			24,687
		Wireless Communications—.2%
25	M	Intelsat Jackson Holdings SA, 8%, 2/15/2024	(a)		26,313
25	M	Level 3 Financing, Inc., 5.375%, 1/15/2024			24,550
25	M	Sprint Communications, Inc., 6%, 11/15/2022			24,844
25	M	Sprint Corp., 7.125%, 6/15/2024			25,302
25	M	T-Mobile USA, Inc., 6%, 3/1/2023			25,888
					126,897
Total Value of Corporate Bonds (cost $25,625,597)					24,400,870
		COMMON STOCKS—39.7%
		Consumer Discretionary—2.5%
4,400		Acushnet Holdings Corp.			107,624
1,400		CBS Corp. - Class "B"			78,708
7,600		DSW, Inc. - Class "A"			196,232
3,400		Ford Motor Co.			37,638
2,400		Meredith Corp.			122,400
3,900		Nordstrom, Inc.			201,942
5,400		Tapestry, Inc.			252,234
2,900		Wyndham Destinations, Inc.			128,383
2,900		Wyndham Hotels & Resorts, Inc.			170,607
					1,295,768
		Consumer Staples—4.9%
8,800		Altria Group, Inc.			499,752
6,000		Coca-Cola Co.			263,160
9,100		Koninklijke Ahold Delhaize NV (ADR)			217,217
4,200		PepsiCo, Inc.			457,254
3,200		Philip Morris International, Inc.			258,368
2,950		Procter & Gamble Co.			230,277
3,700		Sysco Corp.			252,673
4,000		Wal-Mart Stores, Inc.			342,600
					2,521,301
		Energy—3.5%
1,700		Chevron Corp.			214,931
2,350		ExxonMobil Corp.			194,415
4,200		Marathon Petroleum Corp.			294,672
1,400		Occidental Petroleum Corp.			117,152
4,000		PBF Energy, Inc. - Class "A"			167,720
1,600		Phillips 66			179,696
2,800		Royal Dutch Shell, PLC - Class "A" (ADR)			193,844
3,400		Schlumberger, Ltd.			227,902
5,700		Suncor Energy, Inc.			231,876
					1,822,208
		Financials—5.5%
2,300		Ameriprise Financial, Inc.			321,724
1,700		Bank of America Corp.			47,923
3,500		Berkshire Hills Bancorp, Inc.			142,100
1,700		Chubb, Ltd.			215,934
800		Citigroup, Inc.			53,536
4,600		Discover Financial Services			323,886
3,300		Hamilton Lane, Inc. - Class "A"			158,301
4,200		JPMorgan Chase & Co.			437,640
4,900		MetLife, Inc.			213,640
1,500		PNC Financial Services Group, Inc.			202,650
4,800		U.S. Bancorp			240,096
10,600		Waddell & Reed Financial, Inc. - Class "A"			190,482
5,000		Wells Fargo & Co.			277,200
					2,825,112
		Health Care—5.6%
6,200		Abbott Laboratories			378,138
6,100		AbbVie, Inc.			565,165
8,100		GlaxoSmithKline, PLC (ADR)			326,511
4,000		Johnson & Johnson			485,360
6,700		Koninklijke Philips NV (ADR)			283,209
5,800		Merck & Co., Inc.			352,060
14,600		Pfizer, Inc.			529,688
					2,920,131
		Industrials—4.4%
2,100		3M Co.			413,112
2,600		Honeywell International, Inc.			374,530
5,664		Johnson Controls International, PLC			189,461
1,650		Lockheed Martin Corp.			487,460
3,900		Mobile Mini, Inc.			182,910
13,300		Triton International, Ltd.			407,778
1,600		United Technologies Corp.			200,048
					2,255,299
		Information Technology—6.5%
3,800		Apple, Inc.			703,418
10,900		Cisco Systems, Inc.			469,027
6,600		Intel Corp.			328,086
7,200		Maxim Integrated Products, Inc.			422,352
8,400		Microsoft Corp.			828,324
5,900		QUALCOMM, Inc.			331,108
9,100		Travelport Worldwide, Ltd.			168,714
1,700		Western Digital Corp.			131,597
					3,382,626
		Materials—1.1%
4,600		International Paper Co.			239,568
1,350		Praxair, Inc.			213,503
2,200		RPM International, Inc.			128,304
					581,375
		Real Estate—2.3%
4,900		Americold Realty Trust (REIT)			107,898
5,000		Chesapeake Lodging Trust (REIT)			158,200
1,800		Federal Realty Investment Trust (REIT)			227,790
6,500		GGP, Inc. (REIT)			132,795
8,304		RLJ Lodging Trust (REIT)			183,103
5,600		Tanger Factory Outlet Centers, Inc. (REIT)			131,544
6,000		Urstadt Biddle Properties, Inc. (REIT)			135,780
9,400		Whitestone REIT (REIT)			117,312
					1,194,422
		Telecommunication Services—1.5%
11,700		AT&T, Inc.			375,687
8,000		Verizon Communications, Inc.			402,480
					778,167
		Utilities—1.9%
3,200		Black Hills Corp.			195,872
3,800		Duke Energy Corp.			300,504
3,800		Exelon Corp.			161,880
6,400		NiSource, Inc.			168,192
2,500		WEC Energy Group, Inc.			161,625
					988,073
Total Value of Common Stocks (cost $17,911,277)					20,564,482
		RESIDENTIAL MORTGAGE-BACKED SECURITIES—5.4%
		Fannie Mae:
$208	M	3%, 5/1/2029			208,051
866	M	3.5%, 9/1/2045 - 11/1/2046			864,582
897	M	4%, 11/1/2045 - 7/1/2046			916,822
714	M	4.5%, 1/1/2047 - 2/1/2048			746,202
53	M	5%, 8/1/2039			57,230
Total Value of Residential Mortgage-Backed Securities (cost $2,865,857)					2,792,887
		PASS-THROUGH CERTIFICATES—.9%
		Transportation
500	M	American Airlines 2017-2 AA PTT, 3.35%, 10/15/2029 (cost $504,090)			483,273
		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS—5.2%
2,700	M	U.S. Treasury Bills, 1.7775%, 7/26/2018 (cost $2,696,527)			2,696,900

Total Value of Investments (cost $49,603,348)	98.4%	50,938,412
Other Assets, Less Liabilities	1.6	809,024
Net Assets	100.0%	$51,747,436

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2018, the Fund held fifty-two 144A securities with an aggregate value of $1,513,190 representing 2.9% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at June 30, 2018.

Summary of Abbreviations:

ADR American Depositary Receipts

LLLP Limited Liability Limited Partnership

PTT Pass-Through Trust

REIT Real Estate Investment Trust

ULC Unlimited Liability Corporation

At June 30, 2018, the cost of investments for federal income tax purposes was $49,603,743. Accumulated net unrealized appreciation on investments was $1,354,763, consisting of $3,119,109 gross unrealized appreciation and $1,764,346 gross unrealized depreciation.

Portfolio of Investments (unaudited)

BALANCED INCOME FUND

June 30, 2018

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration	Notional Amounts	Value at June 30, 2018	Unrealized Appreciation
(5)	5 Year U.S. Treasury Note	Sep. 2018	$(571,680)	$(568,150)	$3,530
(19)	10 Year U.S. Treasury Note	Sep. 2018	(2,297,219)	(2,283,805)	13,414
(7)	U.S. Treasury Long Bond	Sep. 2018	(1,017,844)	(1,015,090)	2,754
(Premium received $396)					$19,698

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$-	$24,400,870	$-	$24,400,870
Common Stocks	20,564,482	-	-	20,564,482
Residential Mortgage-Backed Securities	-	2,792,887	-	2,792,887
Pass-Through Certificates	-	483,273	-	483,273
Short-Term U.S. Government Agency Obligations	-	2,696,900	-	2,696,900
Total Investments in Securities*	$20,564,482	$30,373,930	$-	$50,938,412

Other Assets
Futures Contracts	$20,094	$-	$-	$20,094

*	The Portfolio of Investments provides information on the industry categorization of corporate bonds, common stocks and pass-through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

FLOATING RATE FUND

June 30, 2018

Principal
Amount		Security					Value
		LOAN PARTICIPATIONS†—95.1%
		Aerospace/Defense—.8%
		TransDigm, Inc.:
$1,339	M	4.5935%, 8/22/2024					$1,333,009
343	M	4.5935%, 5/30/2025					341,480
							1,674,489
		Automotive—4.4%
		Dexko Global, Inc.:
2,985	M	5.5935%, 7/24/2024					2,999,959
500	M	10.5844%, 7/24/2025					502,502
769	M	Innovative XC, 6.84%, 11/29/2022					773,004
2,500	M	L&W, Inc., 6.0836%, 5/16/2025					2,512,500
1,247	M	Navistar International Corp., 5.53%, 11/6/2024					1,252,330
1,064	M	Superior Industries International, Inc., 6.5935%, 5/22/2024					1,072,585
500	M	Truck Hero, Inc., 10.3379%, 4/21/2025					500,625
							9,613,505
		Building Materials—1.9%
1,750	M	Foundation Building Materials, 3.25%, 5/9/2025			(b)		1,748,364
2,500	M	Yak Access, LLC, 5%, 6/30/2025			(b)	(c)	2,425,000
							4,173,364
		Chemicals—6.1%
1,489	M	Archroma Finance Sarl, 6.5873%, 8/12/2024					1,490,611
2,985	M	Avantor Performance Materials Holdings, Inc., 6.0935%, 11/21/2024					3,007,208
		ColourOz Investment:
352	M	5.3592%, 9/7/2021					331,143
2,129	M	5.3592%, 9/7/2021					2,001,930
2,000	M	Consolidated Energy Finance SA, 4.5245%, 5/7/2025					1,990,000
		Invictus U.S. Newco, LLC:
499	M	5.0994%, 3/28/2025					499,062
1,000	M	8.7303%, 3/30/2026					1,012,080
1,343	M	PQ Group Holdings, Inc., 4.5935%, 2/8/2025					1,340,832
1,691	M	Venator Finance Sarl, 5.0935%, 8/8/2024					1,700,503
							13,373,369
		Consumer Durables—1.1%
2,495	M	TGP Holdings III, LLC, 6.5844%, 9/25/2024					2,508,094
		Consumer Non-Durables—2.0%
2,000	M	Energizer Holdings, Inc., 2.5%, 6/19/2025			(b)		2,003,749
1,575	M	Kronos Acquisition Intermediate, Inc., 6.0935%, 5/15/2023					1,570,740
800	M	SIWF Holdings, Inc., 6.3233%, 6/15/2025					806,000
							4,380,489
		Energy—.8%
450	M	California Resources Corp., 6.8379%, 12/31/2022					458,624
1,199	M	Foresight Energy, LLC, 8.1088%, 3/28/2022					1,194,281
							1,652,905
		Financial Services—4.7%
1,886	M	Alliant Holdings Intermediate, LLC, 5.0464%, 5/9/2025					1,876,478
1,787	M	EIG Investors Corp., 6.0747%, 2/9/2023					1,787,253
2,716	M	NFP Corp., 5.0935%, 1/8/2024					2,702,803
3,989	M	USI Holdings Corp., 5.3435%, 12/8/2023					3,968,620
							10,335,154
		Financials—3.8%
997	M	Acrisure, LLC, 6.6088%, 11/22/2023			(b)		997,243
1,985	M	AssuredPartners, Inc., 5.3435%, 10/22/2024					1,979,566
1,264	M	Canyon Valor Cos., Inc., 5.5844%, 6/16/2023					1,268,822
249	M	Edelman Financial Services, LLC, 6.7319%, 11/11/2024					248,439
1,496	M	PI U.K. Holdco II, LLC, 5.5935%, 1/3/2025					1,479,103
1,500	M	TransUnion, LLC, 2%, 6/19/2025			(b)		1,496,723
868	M	VFH Parent, LLC, 5.558%, 12/30/2021					875,269
							8,345,165
		Food/Beverage/Tobacco—3.3%
1,557	M	Chobani, LLC, 5.5935%, 10/10/2023					1,560,251
2,350	M	Hearthside Group Holdings, LLC, 5.0911%, 5/15/2025					2,333,115
1,721	M	JBS USA, LLC., 4.8346%, 10/30/2022					1,712,850
1,000	M	Refresco Group NV, 5.1889%, 12/13/2024					993,335
524	M	Utz Quality Foods, LLC, 5.5911%, 11/21/2024					526,044
							7,125,595
		Forest Products/Containers—.5%
1,147	M	BWay Holding Co., 5.5875%, 4/3/2024			(b)		1,142,932
		Gaming/Leisure—12.6%
		AMC Entertainment Holdings, Inc.:
865	M	4.3233%, 12/15/2022					865,534
370	M	4.3233%, 12/15/2023					369,618
1,491	M	Caesars Growth Properties Holdings, 4.8435%, 9/30/2024					1,482,470
1,990	M	Caesars Entertainment, Inc., 4.0935%, 10/6/2024					1,990,378
1,746	M	Casablanca U.S. Holdings, Inc., 6.0994%, 3/29/2024					1,741,261
2,970	M	Cyan Blue Holdco 2, Ltd., 4.8435%, 8/23/2024					2,968,219
2,500	M	Dorna Sports SL, 5.5844%, 4/12/2024					2,468,225
4,957	M	Golden Nugget, Inc., 4.8230%, 10/4/2023					4,966,619
1,447	M	Live Nation Entertainment, Inc., 3.875%, 10/31/2023					1,446,029
2,394	M	Scientific Games International, 4.8435%, 8/14/2024					2,383,526
1,860	M	Seminole Hard Rock Entertainment, Inc., 5.058%, 5/14/2020					1,868,256
1,750	M	Sigma Bidco BV, 3%, 3/6/2025			(b)		1,739,719
1,200	M	Stars Group Holdings BV, 3.5%, 6/27/2025			(b)	(c)	1,194,000
2,128	M	WorldStrides Lakeland Tours, 6.3406%, 12/16/2024					2,142,637
							27,626,491
		Health Care—9.0%
250	M	Albany Molecular Research, Inc., 9.0935%, 8/30/2025					251,250
900	M	Amneal Pharmaceuticals, LLC, 5.625%, 5/4/2025					900,539
1,546	M	DaVita, Inc., 4.8435%, 6/24/2021					1,552,421
604	M	Envision Healthcare Corp., 5.1%, 12/1/2023					605,392
1,492	M	Equian Buyer Corp., 5.3336%, 5/20/2024					1,489,671
990	M	Geronimo Intermediate Parent, Inc., 5.3435%, 6/22/2023					996,811
		Heartland Dental, LLC:
308	M	3.75%, 4/30/2025			(b)		307,871
2,054	M	5.8435%, 4/30/2025					2,053,137
1,500	M	Jordan Health Products I, Inc., 7.0733%, 5/14/2025					1,485,007
		Mallinckrodt International Finance SA:
461	M	5.203%, 9/24/2024					453,240
499	M	5.5169%, 2/24/2025					492,827
188	M	Onex Carestream Finance, LP, 6.0935%, 6/7/2019					188,937
347	M	Parexel International Corp., 4.8435%, 9/27/2024					345,965
500	M	PetVet Care Centers, LLC, 8.3351%, 1/30/2026					502,085
748	M	PharMerica Corp., 5.5464%, 12/6/2024					748,125
500	M	R1 RCM, Inc., 7.6191%, 5/8/2025					500,000
		Sound Inpatient Physicians, LLC:
2,250	M	3%, 6/19/2025			(b)		2,255,637
250	M	6.75%, 6/19/2025			(b)		250,625
1,481	M	Sterigenics-Nordion Holdings, LLC, 5.3344%, 5/15/2022					1,486,346
997	M	U.S. Renal Care, 6.5844%, 12/30/2022					984,820
1,756	M	Valeant Pharmaceuticals International, Inc., 4.9825%, 6/2/2025					1,752,644
							19,603,350
		Information Technology—12.2%
1,564	M	Change Heathcare Holdings, Inc., 4.8435%, 3/1/2024			(b)		1,560,426
1,000	M	Corel Corp., 7.3213%, 6/4/2024					1,005,000
968	M	Digicel International Finance, Ltd., 5.61%, 5/27/2024					930,592
3,267	M	DigiCert Holdings, Inc., 6.8435%, 10/31/2024					3,268,446
2,600	M	GTT Communications, Inc., 4.875%, 5/31/2025					2,568,657
1,990	M	ION Trading Technologies, Ltd., 4.9211%, 11/21/2024					1,985,025
1,425	M	Inovalon Holdings, Inc., 5.5625%, 4/2/2025					1,398,281
2,000	M	Microchip Technology, Inc., 4.1%, 5/29/2025					2,006,880
3,000	M	Plantronics, 2.5%, 6/2/2025			(b)		2,995,320
2,308	M	Project Leopard Holdings, Inc., 6.0935%, 7/7/2023					2,319,856
1,990	M	Solarwinds, Inc., 5.0935%, 2/5/2024					1,993,174
2,142	M	SS&C Technologies Holdings, Inc., 4.5935%, 4/16/2025					2,146,280
2,599	M	Western Digital Corp., 3.8435%, 4/29/2023					2,601,261
							26,779,198
		Manufacturing—7.8%
1,995	M	Altran Technologies SA, 4.5747%, 3/20/2025					1,998,741
2,189	M	AMG Advanced Metallurgical, 5.0935%, 2/3/2025					2,197,209
3,465	M	Brand Energy & Infrastructure Services, Inc., 6.611%, 6/21/2024					3,474,910
995	M	Engineered Machinery Holdings, Inc., 5.5844%, 7/19/2024					993,448
1,347	M	Filtration Group Corp., 5.0935%, 3/29/2025					1,350,093
1,500	M	GrafTech International, Ltd., 5.5047%, 2/12/2025					1,500,704
2,467	M	HII Holding Corp., 5.3435%, 12/20/2019					2,470,447
1,500	M	Minimax Viking GmbH, 3%, 6/18/2025			(b)		1,503,750
1,500	M	NCI Building Systems, Inc., 4.0935%, 2/7/2025			(b)		1,496,714
							16,986,016
		Media-Broadcasting—3.5%
1,213	M	Altice Financing SA, 5.0977%, 7/15/2025					1,197,215
272	M	Mission Broadcasting, Inc., 4.4825%, 1/17/2024					271,395
2,116	M	Nexstar Broadcasting, Inc., 4.4825%, 1/17/2024					2,115,972
4,000	M	Sinclair Broadcasting Group, 2.5%, 12/12/2024			(b)		3,990,000
							7,574,582
		Media-Cable TV—5.0%
3,775	M	Atlantic Broadband Finance, LLC, 4.4685%, 8/9/2024					3,756,918
		CSC Holdings, LLC:
1,852	M	4.3233%, 7/17/2025					1,838,306
250	M	4.5733%, 1/12/2026					249,687
1,288	M	Gray Television, Inc., 4.2507%, 2/7/2024					1,288,967
1,735	M	Midcontinent Communications, 4.0573%, 12/31/2023					1,741,711
1,489	M	Raycom TV Broadcasting, LLC, 4.3435%, 8/23/2024					1,494,645
600	M	Ziggo Secured Finance Partnership, 4.5733%, 4/15/2025					594,564
							10,964,798
		Media-Diversified—.4%
962	M	Tribune Media Co., 5.0935%, 1/26/2024					964,567
		Metals/Mining—1.7%
1,365	M	Big River Steel, LLC, 7.3344%, 8/23/2023					1,381,746
1,393	M	MRC Global (U.S.), Inc., 5.0935%, 9/20/2024					1,399,094
842	M	TMS International Corp., 4.8472%, 8/14/2024					845,450
							3,626,290
		Retail-General Merchandise—2.5%
1,515	M	Harbor Freight Tools USA, Inc., 4.5935%, 8/18/2023					1,513,503
825	M	SRS Distribution, Inc., 5.58%, 5/23/2025					819,992
1,990	M	Staples, Inc., 6.3581%, 9/12/2024					1,962,638
1,144	M	Varsity Brands, 5.5935%, 12/16/2024					1,146,905
							5,443,038
		Services—2.1%
723	M	CPA Global, Ltd., 5.6088%, 10/4/2024					718,219
3,000	M	IQVIA, Inc., 1.75%, 6/8/2025			(b)		2,992,500
934	M	Monitronics International, Inc., 7.8344%, 9/30/2022					895,345
							4,606,064
		Utilities—5.7%
2,857	M	Calpine Corp., 4.84%, 1/15/2024					2,854,960
1,314	M	Charah, LLC, 8.5572%, 10/25/2024					1,330,970
1,963	M	ExGen Renewables I, LLC, 5.31%, 11/28/2024					1,972,441
		HD Supply, Inc.:
625	M	4.3435%, 8/13/2021					627,386
542	M	4.5935%, 10/17/2023					544,379
1,625	M	Invenergy Cannon Falls, LLC, 3.5%, 7/16/2025			(b)		1,631,094
2,007	M	Talen Energy Supply, LLC, 6.0935%, 7/15/2023					2,016,542
1,499	M	USIC Holdings, Inc., 5.3435%, 12/8/2023			(b)		1,499,532
							12,477,304
		Waste Management—1.8%
3,000	M	GFL Environmental, Inc., 5.0844%, 5/30/2025			(b)		2,994,375
998	M	Gopher Resource, LLC, 5.3435%, 3/6/2025					1,001,241
							3,995,616
		Wireless Communications—1.4%
1,432	M	Sprint Communications, Inc., 4.625%, 2/2/2024					1,430,443
1,685	M	Telesat Canada, 4.84%, 11/17/2023					1,681,106
							3,111,549
Total Value of Loan Participations (cost $207,473,837)							208,083,924
		CORPORATE BONDS—4.1%
		Aerospace/Defense—.2%
325	M	Bombardier, Inc., 8.75%, 12/1/2021		(a)			359,125
		Energy—.1%
217	M	Precision Drilling Corp., 6.5%, 12/15/2021					222,183
		Financials—.7%
		DAE Funding, LLC:
300	M	4%, 8/1/2020		(a)			297,375
350	M	4.5%, 8/1/2022		(a)			340,375
850	M	Icahn Enterprises, LP, 6.25%, 2/1/2022					869,125
							1,506,875
		Forest Products/Containers—.9%
1,000	M	Ardagh Holdings USA, Inc., 7.25%, 5/15/2024		(a)			1,043,750
900	M	BWAY Holding Co., 5.5%, 4/15/2024		(a)			879,750
							1,923,500
		Health Care—.8%
800	M	Centene Corp., 5.625%, 2/15/2021					818,900
450	M	Endo Finance, LLC, 7.25%, 1/15/2022		(a)			416,250
450	M	Molina Healthcare, Inc., 5.375%, 11/15/2022					455,063
							1,690,213
		Media-Cable TV—.8%
750	M	CSC Holdings, LLC, 10.125%, 1/15/2023		(a)			828,750
500	M	DISH DBS Corp., 7.875%, 9/1/2019					520,000
425	M	Numericable Group SA, 6.25%, 5/15/2024		(a)			414,375
							1,763,125
		Metals/Mining—.1%
325	M	Teck Resources, Ltd., 8.5%, 6/1/2024		(a)			357,094
		Telecommunications—.3%
650	M	GCI, Inc., 6.875%, 4/15/2025					676,000
		Utilities—.2%
430	M	Calpine Corp., 6%, 1/15/2022		(a)			440,212
Total Value of Corporate Bonds (cost $9,245,583)							8,938,327
Total Value of Investments (cost $216,719,420)			99.2%				217,022,251
Other Assets, Less Liabilities			.8				1,730,108
Net Assets			100.0%				$218,752,359

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2018, the Fund held ten 144A securities with an aggregate value of $5,377,056 representing 2.5% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(c)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At June 30, 2018, the Fund held two securities that were fair valued by the Valuation Committee with an aggregate value of $3,619,000 representing 1.7% of the Fund's net assets.

†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at June 30, 2018.

At June 30, 2018, the cost of investments for federal income tax purposes was $216,719,420. Accumulated net unrealized appreciation on investments was 302,831, consisting of $1,189,502 gross unrealized appreciation and $886,671 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Loan Participations	$-	$208,083,924	$-	$208,083,924
Corporate Bonds	-	8,938,327	-	8,938,327
Total Investments in Securities*	$-	$217,022,251	$-	$217,022,251

*	The Portfolio of Investments provides information on the industry categorization of loan participations and corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2018.  Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

FUND FOR INCOME

June 30, 2018

Principal Amount		Security				Value
		CORPORATE BONDS—89.1%
		Aerospace/Defense—2.5%
		Bombardier, Inc.:
$2,600	M	8.75%, 12/1/2021		(a)		$2,873,000
1,950	M	7.5%, 12/1/2024		(a)		2,057,250
1,200	M	7.5%, 3/15/2025		(a)		1,255,500
2,750	M	KLX, Inc., 5.875%, 12/1/2022		(a)		2,866,875
		Meccanica Holdings USA, Inc.:
1,871	M	7.375%, 7/15/2039		(a)		2,217,135
750	M	6.25%, 1/15/2040		(a)		813,750
		TransDigm, Inc.:
1,650	M	5.5%, 10/15/2020				1,652,063
3,225	M	6.375%, 6/15/2026				3,208,875
						16,944,448
		Automotive—2.9%
2,875	M	Adient Global Holdings, Ltd., 4.875%, 8/15/2026		(a)		2,594,687
2,775	M	American Axle & Manufacturing, Inc., 6.25%, 4/1/2025				2,764,594
1,350	M	Asbury Automotive Group, Inc., 6%, 12/15/2024				1,344,519
1,700	M	Avis Budget Group, Inc., 6.375%, 4/1/2024		(a)		1,674,500
1,675	M	Cooper Standard Automotive, Inc., 5.625%, 11/15/2026		(a)		1,658,250
1,000	M	Dana Financing Luxembourg Sarl, 6.5%, 6/1/2026		(a)		1,017,500
		Dana Holding Corp.:
2,000	M	6%, 9/15/2023				2,072,500
700	M	5.5%, 12/15/2024				694,750
725	M	Group 1 Automotive, Inc., 5.25%, 12/15/2023		(a)		699,625
		Hertz Corp.:
1,700	M	5.875%, 10/15/2020				1,670,250
1,650	M	7.625%, 6/1/2022		(a)		1,588,125
1,375	M	J.B. Poindexter & Co., 7.125%, 4/15/2026		(a)		1,416,250
						19,195,550
		Building Materials—1.2%
3,250	M	Building Materials Corp., 5.375%, 11/15/2024		(a)		3,225,625
3,425	M	Griffon Corp., 5.25%, 3/1/2022				3,345,026
1,675	M	New Enterprise Stone & Lime Co., 6.25%, 3/15/2026		(a)		1,695,938
						8,266,589
		Chemicals—3.8%
1,200	M	A. Schulman, Inc., 6.875%, 6/1/2023				1,268,100
1,800	M	Blue Cube Spinco, Inc., 10%, 10/15/2025				2,101,500
1,850	M	CF Industries, Inc., 4.95%, 6/1/2043				1,570,187
1,625	M	Chemours Co., 6.625%, 5/15/2023				1,706,250
1,950	M	CVR Partners, LP, 9.25%, 6/15/2023		(a)		2,015,812
1,950	M	LYB International Finance Co. BV, 5.625%, 5/1/2024				2,034,143
1,600	M	PQ Corp., 6.75%, 11/15/2022		(a)		1,686,000
4,300	M	Rain CII Carbon, LLC, 7.25%, 4/1/2025		(a)		4,386,000
2,475	M	Rayonier AM Products, Inc., 5.5%, 6/1/2024		(a)		2,338,875
3,350	M	Tronox, Inc., 6.5%, 4/15/2026		(a)		3,337,438
2,400	M	Univar USA, Inc., 6.75%, 7/15/2023		(a)		2,478,000
						24,922,305
		Consumer Non-Durables—1.6%
1,300	M	Eagle Intermediate Global Holding, 7.5%, 5/1/2025		(a)		1,301,625
850	M	Energizer Gamma Acquistion, 6.375%, 7/15/2026		(a)	(b)	865,938
1,700	M	Energizer Holdings, Inc., 5.5%, 6/15/2025		(a)		1,674,500
2,400	M	First Quality Finance Co., 4.625%, 5/15/2021		(a)		2,352,000
3,575	M	Kronos Acquisition, Inc., 9%, 8/15/2023		(a)		3,226,438
1,525	M	Reynolds Group Holdings, Inc., 5.125%, 7/15/2023		(a)		1,507,844
						10,928,345
		Energy—11.9%
1,700	M	Andeavor Logistics, LP, 6.875%, 12/29/2049				1,686,187
		Antero Resources Corp.:
950	M	5.375%, 11/1/2021				965,437
475	M	5.125%, 12/1/2022				478,562
1,650	M	Apergy Corp., 6.375%, 5/1/2026		(a)		1,678,875
1,725	M	Baytex Energy Corp., 5.125%, 6/1/2021		(a)		1,677,562
1,475	M	Berry Petroleum Co., 7%, 2/15/2026		(a)		1,511,875
1,375	M	Blue Racer Midstream, LLC, 6.125%, 11/15/2022		(a)		1,395,625
		Carrizo Oil & Gas, Inc.:
500	M	6.25%, 4/15/2023				508,750
600	M	8.25%, 7/15/2025				639,000
925	M	CONSOL Energy, Inc., 5.875%, 4/15/2022				932,113
		Consolidated Energy Finance SA:
2,425	M	6.0906%, 6/15/2022		(a)	†	2,425,907
1,400	M	6.875%, 6/15/2025		(a)		1,442,000
1,025	M	6.5%, 5/15/2026		(a)		1,016,031
1,675	M	Covey Park Energy, LLC, 7.5%, 5/15/2025		(a)		1,716,875
		Crestwood Midstream Partners, LP:
2,175	M	6.25%, 4/1/2023				2,223,938
1,375	M	5.75%, 4/1/2025				1,378,438
1,825	M	CSI Compressco, LP, 7.5%, 4/1/2025		(a)		1,840,969
		DCP Midstream Operating, LP:
2,250	M	5.35%, 3/15/2020		(a)		2,297,812
1,575	M	7.375%, 12/29/2049			†	1,511,016
1,775	M	Delek Logistics Partners, Ltd., 6.75%, 5/15/20215				1,783,875
		Diamondback Energy, Inc.:
500	M	4.75%, 11/1/2024				489,375
775	M	5.375%, 5/31/2025		(a)		775,969
2,267	M	Exterran Partners, LP, 6%, 10/1/2022				2,255,665
650	M	Forum Energy Technologies, Inc., 6.25%, 10/1/2021				651,625
		Genesis Energy, LP:
1,400	M	6.75%, 8/1/2022				1,421,000
500	M	5.625%, 6/15/2024				470,000
1,875	M	Global Partners, LP, 6.25%, 7/15/2022				1,828,125
1,150	M	Gulfport Energy Corp., 6.375%, 5/15/2025				1,122,687
900	M	Hilcorp Energy I, LP, 5%, 12/1/2024		(a)		877,500
1,825	M	Matador Resources Co., 6.875%, 4/15/2023				1,916,250
800	M	McDermott Escrow 1, Inc., 10.625%, 5/1/2024		(a)		836,000
1,775	M	MEG Energy Corp., 6.375%, 1/30/2023		(a)		1,659,625
		Murphy Oil Corp.:
1,425	M	4.45%, 12/1/2022				1,407,059
1,100	M	5.75%, 8/15/2025				1,099,670
700	M	5.875%, 12/1/2042				637,000
1,850	M	Nabors Industries, Inc., 5.75%, 2/1/2025		(a)		1,752,875
1,425	M	Newfield Exploration Co., 5.375%, 1/1/2026				1,464,187
1,725	M	NGPL Pipeco, LLC, 4.875%, 8/15/2027		(a)		1,709,906
		Oasis Petroleum, Inc.:
1,750	M	6.875%, 1/15/2023				1,782,813
1,125	M	6.25%, 5/1/2026		(a)		1,137,656
1,650	M	Parkland Fuel Corp., 6%, 4/1/2026		(a)		1,629,375
		Parsley Energy, LLC:
425	M	6.25%, 6/1/2024		(a)		442,000
1,775	M	5.25%, 8/15/2025		(a)		1,752,813
300	M	5.625%, 10/15/2027		(a)		298,500
		PDC Energy, Inc.:
1,250	M	6.125%, 9/15/2024				1,281,250
675	M	5.75%, 5/15/2026		(a)		669,094
		Precision Drilling Corp.:
917	M	6.5%, 12/15/2021				941,205
950	M	7.125%, 1/15/2026		(a)		978,025
1,350	M	QEP Resources, Inc., 6.875%, 3/1/2021				1,441,125
700	M	RSP Permian, Inc., 5.25%, 1/15/2025				752,290
		SM Energy Co.:
2,450	M	5%, 1/15/2024				2,330,562
1,025	M	5.625%, 6/1/2025				981,438
		Southwestern Energy Co.:
1,000	M	7.5%, 4/1/2026				1,040,000
1,250	M	7.75%, 10/1/2027				1,303,125
700	M	Suburban Propane Partners, LP, 5.875%, 3/1/2027				658,000
1,125	M	Sunoco, LP, 5.875%, 3/15/2028		(a)		1,063,496
1,450	M	Transocean Guardian, Ltd., 5.875%, 1/15/2024		(a)	(b)	1,446,375
375	M	Unit Corp., 6.625%, 5/15/2021				375,937
1,125	M	Valero Energy Corp., 8.125%, 6/30/2024				933,047
2,375	M	Whiting Petroleum Corp., 6.25%, 4/1/2023				2,440,313
		WPX Energy, Inc.:
619	M	6%, 1/15/2022				646,855
875	M	5.75%, 6/1/2026				875,823
						78,686,482
		Financials—5.0%
2,225	M	Ally Financial, Inc., 8%, 11/1/2031				2,658,875
1,925	M	Arch Merger Sub, Inc., 8.5%, 9/15/2025		(a)		1,799,875
1,525	M	Credit Suisse Group AG, 7.5%, 12/11/2023		(a)		1,578,238
1,900	M	CSTN Merger Sub, Inc., 6.75%, 8/15/2024		(a)		1,864,375
3,600	M	DAE Funding, LLC, 5%, 8/1/2024		(a)		3,466,800
		Icahn Enterprises, LP:
2,225	M	6.25%, 2/1/2022				2,275,063
1,450	M	6.75%, 2/1/2024				1,466,313
		Intesa Sanpaolo SpA:
1,275	M	5.017%, 6/26/2024		(a)		1,158,728
925	M	5.71%, 1/15/2026		(a)		847,042
		Ladder Capital Finance Holdings, LLLP:
1,350	M	5.25%, 3/15/2022		(a)		1,353,375
2,700	M	5.25%, 10/1/2025		(a)		2,540,835
1,425	M	LPL Holdings, Inc., 5.75%, 9/15/2025		(a)		1,389,375
2,650	M	Navient Corp., 5.875%, 3/25/2021				2,699,688
		Springleaf Finance Corp.:
1,225	M	7.75%, 10/1/2021				1,321,469
1,450	M	5.625%, 3/15/2023				1,445,940
1,600	M	6.875%, 3/15/2025				1,592,000
2,925	M	UniCredit SpA, 5.861%, 6/19/2032		(a)		2,611,607
1,100	M	Wand Merger Corp., 8.125%, 7/15/2023		(a)	(b)	1,119,250
						33,188,848
		Food/Beverage/Tobacco—1.9%
1,225	M	Barry Callebault Services SA, 5.5%, 6/15/2023		(a)		1,278,287
2,050	M	JBS USA LUX SA, 6.75%, 2/15/2028		(a)		1,939,197
		Pilgrim's Pride Corp.:
250	M	5.75%, 3/15/2025		(a)		240,625
1,825	M	5.875%, 9/30/2027		(a)		1,697,250
		Post Holdings, Inc.:
1,725	M	5.5%, 3/1/2025		(a)		1,688,344
2,800	M	5.75%, 3/1/2027		(a)		2,723,000
2,275	M	Sigma Holdco BV, 7.875%, 5/15/2026		(a)		2,144,188
1,025	M	Simmons Foods, Inc., 5.75%, 11/1/2024		(a)		894,312
						12,605,203
		Forest Products/Containers—1.8%
		Ardagh Holdings USA, Inc.:
525	M	4.625%, 5/15/2023		(a)		520,406
4,750	M	7.25%, 5/15/2024		(a)		4,957,812
		BWAY Holding Co.:
625	M	5.5%, 4/15/2024		(a)		610,937
1,425	M	7.25%, 4/15/2025		(a)		1,392,937
		Mercer International, Inc.:
350	M	7.75%, 12/1/2022				367,937
1,175	M	6.5%, 2/1/2024				1,192,625
525	M	5.5%, 1/15/2026		(a)		510,562
2,175	M	Sealed Air Corp., 6.875%, 7/15/2033		(a)		2,397,938
						11,951,154
		Gaming/Leisure—3.0%
		Boyd Gaming Corp.:
2,725	M	6.875%, 5/15/2023				2,864,656
1,350	M	6%, 8/15/2026		(a)		1,343,250
700	M	CRC Escrow Issuer, LLC, 5.25%, 10/15/2025		(a)		664,125
1,425	M	Golden Nugget, Inc., 8.75%, 10/1/2025		(a)		1,467,337
3,750	M	IRB Holding Corp., 6.75%, 2/15/2026		(a)		3,590,625
575	M	Lions Gate Entertainment Corp., 5.875%, 11/1/2024		(a)		584,884
1,650	M	National CineMedia, LLC, 6%, 4/15/2022				1,680,938
1,125	M	Silversea Cruise Finance, Ltd., 7.25%, 2/1/2025		(a)		1,220,738
1,075	M	Stars Group Holdings BV, 7%, 7/15/2026		(a)	(b)	1,088,438
		Viking Cruises, Ltd.:
4,150	M	6.25%, 5/15/2025		(a)		4,087,750
1,150	M	5.875%, 9/15/2027		(a)		1,089,625
						19,682,366
		Health Care—7.9%
2,725	M	Centene Corp., 6.125%, 2/15/2024				2,878,281
		CHS/Community Health Systems, Inc.:
950	M	5.125%, 8/1/2021				883,500
2,450	M	6.25%, 3/31/2023				2,257,062
1,050	M	Cimpress NV, 7%, 6/15/2026		(a)		1,077,563
5,575	M	DaVita, Inc., 5.125%, 7/15/2024				5,418,203
		Endo Finance, LLC:
725	M	7.25%, 1/15/2022		(a)	(c)	670,625
1,575	M	6%, 7/15/2023		(a)	(c)	1,303,312
375	M	6%, 2/1/2025		(a)		294,375
		HCA, Inc.:
3,600	M	6.25%, 2/15/2021				3,744,000
1,800	M	5.875%, 5/1/2023				1,872,000
		HealthSouth Corp.:
1,150	M	5.125%, 3/15/2023				1,155,750
1,325	M	5.75%, 11/1/2024				1,330,737
3,000	M	inVentiv Group Holdings, Inc., 7.5%, 10/1/2024		(a)		3,172,500
		LifePoint Health, Inc.:
2,900	M	5.875%, 12/1/2023				2,896,375
1,175	M	5.375%, 5/1/2024				1,135,344
		Mallinckrodt Finance SB:
2,575	M	5.75%, 8/1/2022		(a)		2,330,375
1,025	M	5.5%, 4/15/2025		(a)		825,125
		Molina Healthcare, Inc.:
1,925	M	5.375%, 11/15/2022				1,946,656
1,750	M	4.875%, 6/15/2025		(a)		1,706,250
775	M	MPH Operating Partnership, LP, 7.125%, 6/1/2024		(a)		796,312
1,775	M	Polaris Intermediate Corp., 8.5%, 12/1/2022		(a)		1,837,125
850	M	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/2023		(a)		898,344
2,084	M	Universal Hospital Services, Inc., 7.625%, 8/15/2020				2,086,605
		Valeant Pharmaceuticals International, Inc.:
1,325	M	7.5%, 7/15/2021		(a)		1,348,187
400	M	6.5%, 3/15/2022		(a)		415,500
3,375	M	7%, 3/15/2024		(a)		3,551,175
2,150	M	6.125%, 4/15/2025		(a)		1,988,750
2,225	M	9%, 12/15/2025		(a)		2,313,889
						52,133,920
		Home Building—.2%
1,650	M	William Lyon Homes, Inc., 6%, 9/1/2023		(a)		1,637,147
		Information Technology—4.3%
3,850	M	Alliance Data Systems Corp., 5.375%, 8/1/2022		(a)		3,888,019
1,650	M	CDW, LLC, 5%, 9/1/2025				1,629,375
1,625	M	CommScope Technologies, LLC, 6%, 6/15/2025		(a)		1,667,656
2,425	M	Diamond 1 Finance Corp., 5.875%, 6/15/2021		(a)		2,464,096
		NCR Corp.:
1,960	M	4.625%, 2/15/2021				1,950,200
1,975	M	5.875%, 12/15/2021				2,012,031
1,375	M	Nuance Communications, Inc., 6%, 7/1/2024				1,393,906
1,000	M	NXP BV, 3.875%, 9/1/2022		(a)		985,000
1,300	M	Open Text Corp., 5.625%, 1/15/2023		(a)		1,342,250
3,850	M	Rackspace Hosting, Inc., 8.625%, 11/15/2024		(a)		3,878,875
1,225	M	Sensata Technologies U.K. Financing Co., 6.25%, 2/15/2026		(a)		1,280,125
3,975	M	Solera, LLC, 10.5%, 3/1/2024		(a)		4,434,629
1,750	M	Symantec Corp., 5%, 4/15/2025		(a)		1,699,731
						28,625,893
		Manufacturing—2.2%
800	M	American Woodmark Corp., 4.875%, 3/15/2026		(a)		760,000
2,525	M	ATS Automation Tooling Systems, Inc., 6.5%, 6/15/2023		(a)		2,581,812
700	M	Boise Cascade Co., 5.625%, 9/1/2024		(a)		705,250
1,250	M	Cloud Crane, LLC, 10.125%, 8/1/2024		(a)		1,346,875
2,925	M	Grinding Media, Inc., 7.375%, 12/15/2023		(a)		3,056,625
2,050	M	H&E Equipment Services, Inc., 5.625%, 9/1/2025				2,019,250
1,300	M	Park-Ohio Industries, Inc., 6.625%, 4/15/2027				1,322,750
3,025	M	Wabash National Corp., 5.5%, 10/1/2025		(a)		2,911,563
						14,704,125
		Media-Broadcasting—1.9%
		Belo Corp.:
725	M	7.75%, 6/1/2027				768,500
150	M	7.25%, 9/15/2027				155,250
2,225	M	LIN Television Corp., 5.875%, 11/15/2022				2,280,625
2,075	M	Nexstar Broadcasting, Inc., 5.625%, 8/1/2024		(a)		2,012,750
		Sinclair Television Group, Inc.:
2,175	M	5.375%, 4/1/2021				2,196,750
475	M	5.625%, 8/1/2024		(a)		472,625
650	M	5.875%, 3/15/2026		(a)		634,562
575	M	5.125%, 2/15/2027		(a)		531,875
3,475	M	Sirius XM Radio, Inc., 6%, 7/15/2024		(a)		3,548,844
						12,601,781
		Media-Cable TV—8.7%
		Altice Financing SA:
3,675	M	6.625%, 2/15/2023		(a)		3,630,900
1,150	M	7.5%, 5/15/2026		(a)		1,115,155
625	M	Altice Finco SA, 7.625%, 2/15/2025		(a)		561,719
		Altice U.S. Finance I Corp.:
2,625	M	5.375%, 7/15/2023		(a)		2,618,437
475	M	5.5%, 5/15/2026		(a)		459,562
775	M	AMC Networks, Inc., 4.75%, 8/1/2025				746,914
		CCO Holdings, LLC:
2,275	M	5.125%, 2/15/2023				2,257,232
925	M	5.75%, 9/1/2023				934,250
3,675	M	5.875%, 4/1/2024		(a)		3,693,375
1,350	M	5.125%, 5/1/2027		(a)		1,266,469
1,275	M	5.875%, 5/1/2027		(a)		1,247,906
975	M	5%, 2/1/2028		(a)		897,000
1,700	M	Cequel Communications Holdings I, LLC, 7.75%, 7/15/2025		(a)		1,785,000
		Clear Channel Worldwide Holdings, Inc.:
2,900	M	Series "A", 6.5%, 11/15/2022				2,958,000
3,775	M	Series "B", 6.5%, 11/15/2022				3,869,375
		CSC Holdings, LLC:
7,750	M	10.125%, 1/15/2023		(a)		8,563,750
1,475	M	6.625%, 10/15/2025		(a)		1,513,719
500	M	10.875%, 10/15/2025		(a)		577,650
		DISH DBS Corp.:
1,675	M	7.875%, 9/1/2019				1,742,000
1,650	M	5%, 3/15/2023				1,437,563
1,750	M	5.875%, 11/15/2024				1,487,500
		Gray Television, Inc.:
350	M	5.125%, 10/15/2024		(a)		335,895
2,025	M	5.875%, 7/15/2026		(a)		1,931,344
4,280	M	Midcontinent Communications & Finance Corp., 6.875%, 8/15/2023		(a)		4,499,350
725	M	Netflix, Inc., 4.875%, 4/15/2028		(a)		691,954
		Numericable Group SA:
1,575	M	6%, 5/15/2022		(a)		1,582,560
3,225	M	6.25%, 5/15/2024		(a)		3,144,375
1,950	M	Virgin Media Finance, PLC, 6.375%, 4/15/2023		(a)		1,959,750
						57,508,704
		Media-Diversified—1.1%
750	M	E.W. Scripps Co., 5.125%, 5/15/2025		(a)		705,000
500	M	LSC Communications, Inc., 8.75%, 10/15/2023		(a)		491,875
2,100	M	Outdoor Americas Capital, LLC, 5.875%, 3/15/2025				2,124,990
3,650	M	Tribune Media Co., 5.875%, 7/15/2022				3,702,013
						7,023,878
		Metals/Mining—7.6%
1,625	M	AK Steel Corp., 7%, 3/15/2027				1,551,875
1,480	M	Allegheny Technologies, Inc., 7.875%, 8/15/2023				1,598,400
1,275	M	Alliance Resourse Operating Partners, LP, 7.5%, 5/1/2025		(a)		1,362,656
1,175	M	Big River Steel, LLC, 7.25%, 9/1/2025		(a)		1,210,367
1,725	M	Cleveland-Cliffs, Inc., 4.875%, 1/15/2024		(a)		1,668,938
		Commercial Metals Co.:
1,725	M	4.875%, 5/15/2023				1,695,330
1,100	M	5.375%, 7/15/2027				1,047,750
2,050	M	CONSOL Mining Corp., 11%, 11/15/2025		(a)		2,260,125
1,550	M	Constellium NV, 5.75%, 5/15/2024		(a)		1,507,375
		First Quantum Minerals, Ltd.:
2,750	M	7.25%, 5/15/2022		(a)		2,791,250
2,275	M	6.5%, 3/1/2024		(a)		2,201,062
		HudBay Minerals, Inc.:
1,425	M	7.25%, 1/15/2023		(a)		1,474,875
450	M	7.625%, 1/15/2025		(a)		473,625
3,000	M	Joseph T. Ryerson & Son, Inc., 11%, 5/15/2022		(a)		3,307,500
1,675	M	Mountain Province Diamonds, Inc., 8%, 12/15/2022		(a)		1,675,000
1,550	M	Natural Resource Partners, LP, 10.5%, 3/15/2022				1,681,750
		Novelis, Inc.:
2,750	M	6.25%, 8/15/2024		(a)		2,756,875
2,125	M	5.875%, 9/30/2026		(a)		2,040,000
2,175	M	Peabody Energy Corp., 6%, 3/31/2022		(a)		2,214,911
6,125	M	SunCoke Energy Partners, LP, 7.5%, 6/15/2025		(a)	(b)	6,262,813
		Teck Resources, Ltd.:
850	M	8.5%, 6/1/2024		(a)		933,937
2,150	M	6%, 8/15/2040				2,101,625
3,015	M	TMS International Corp., 7.25%, 8/15/2025		(a)		3,090,375
3,325	M	United States Steel Corp., 6.25%, 3/15/2026				3,287,627
						50,196,041
		Real Estate—1.8%
		Geo Group, Inc.:
400	M	5.125%, 4/1/2023				394,000
1,575	M	6%, 4/15/2026				1,535,625
1,125	M	Greystar Real Estate Partners, 5.75%, 12/1/2025		(a)		1,094,063
		Iron Mountain, Inc.:
875	M	5.75%, 8/15/2024				859,688
1,800	M	5.25%, 3/15/2028		(a)		1,674,720
1,350	M	Lennar Corp., 4.875%, 12/15/2023				1,351,687
625	M	MPT Operating Partnership, LP, 6.375%, 3/1/2024				657,813
1,500	M	Sabra Health Care, LP, 5.125%, 8/15/2026				1,435,623
2,435	M	VICI Properties 1, LLC, 8%, 10/15/2023				2,715,025
						11,718,244
		Retail-General Merchandise—2.0%
		1011778 B.C., ULC:
3,375	M	4.625%, 1/15/2022		(a)		3,383,438
1,750	M	5%, 10/15/2025		(a)		1,664,600
		AmeriGas Partners, LP:
775	M	5.625%, 5/20/2024				766,281
1,725	M	5.5%, 5/20/2025				1,679,719
1,450	M	J.C. Penney Co., Inc., 8.625%, 3/15/2025				1,232,500
1,075	M	KFC Holding Co., LLC, 5%, 6/1/2024		(a)		1,063,928
2,800	M	L Brands, Inc., 6.75%, 7/1/2036				2,478,000
875	M	SRS Distribution, Inc., 8.25%, 7/1/2026		(a)		872,813
						13,141,279
		Services—1.8%
2,875	M	ADT Corp., 3.5%, 7/15/2022				2,705,375
75	M	AECOM, 5.125%, 3/15/2027				70,875
1,525	M	BlueLine Rental Finance Corp., 9.25%, 3/15/2024		(a)		1,626,260
1,725	M	First Data Corp., 5.375%, 8/15/2023		(a)		1,745,269
2,250	M	GW Honos Security Corp., 8.75%, 5/15/2025		(a)		2,306,250
1,378	M	Prime Security Services Borrower, LLC, 9.25%, 5/15/2023		(a)		1,470,602
		United Rentals, Inc.:
975	M	4.625%, 10/15/2025				931,125
1,225	M	5.5%, 5/15/2027				1,191,312
						12,047,068
		Telecommunications—3.9%
2,425	M	CenturyLink, Inc., 5.8%, 3/15/2022				2,412,875
		Frontier Communications Corp.:
2,625	M	10.5%, 9/15/2022				2,395,313
2,400	M	11%, 9/15/2025				1,931,280
975	M	8.5%, 4/1/2026		(a)		944,531
		GCI, Inc.:
2,023	M	6.75%, 6/1/2021				2,045,759
3,850	M	6.875%, 4/15/2025				4,004,000
1,575	M	Qwest Corp., 7.25%, 9/15/2025				1,685,285
1,425	M	Telecom Italia Capital SA, 7.2%, 7/18/2036				1,483,282
2,925	M	Telecom Italia SpA, 5.303%, 5/30/2024				2,895,750
1,275	M	Telesat Canada, 8.875%, 11/15/2024		(a)		1,367,437
2,775	M	Wind Tre SpA, 5%, 1/20/2026		(a)		2,213,645
		Zayo Group, LLC:
1,075	M	6.375%, 5/15/2025				1,099,188
1,525	M	5.75%, 1/15/2027		(a)		1,502,125
						25,980,470
		Transportation—1.2%
2,650	M	BCD Acquisition, Inc., 9.625%, 9/15/2023		(a)		2,835,500
925	M	Fly Leasing, Ltd., 6.375%, 10/15/2021				956,219
1,750	M	Mobile Mini, Inc., 5.875%, 7/1/2024				1,776,250
2,375	M	XPO Logistics, Inc., 6.125%, 9/1/2023		(a)		2,446,250
						8,014,219
		Utilities—4.2%
650	M	AES Corp., 5.125%, 9/1/2027				650,000
950	M	Avantor, Inc., 9%, 10/1/2025		(a)		959,690
		Calpine Corp.:
2,850	M	5.75%, 1/15/2025				2,613,094
1,800	M	5.25%, 6/1/2026		(a)		1,702,125
		Cheniere Corpus Christi Holdings:
1,550	M	5.875%, 3/31/2025				1,617,812
1,675	M	5.125%, 6/30/2027				1,666,625
2,775	M	Cheniere Energy Partners, LP 5.25%, 10/1/2025		(a)		2,713,811
1,300	M	Commonwealth Edison Co., 5.25%, 9/30/2022				1,306,500
1,850	M	Drax Finco, PLC, 6.625%, 11/1/2025		(a)		1,845,375
2,100	M	Dynegy, Inc., 7.375%, 11/1/2022				2,199,750
1,775	M	Energy Transfer Partners, LP, 6.25%, 12/29/2049				1,647,422
271	M	Indiantown Cogeneration Utilities, LP, 9.77%, 12/15/2020				293,708
350	M	InterGen NV, 7%, 6/30/2023		(a)		345,625
775	M	NRG Energy, Inc., 6.25%, 7/15/2022				799,451
1,125	M	NRG Yield Operating, LLC, 5%, 9/15/2026				1,077,188
2,393	M	NSG Holdings, LLC, 7.75%, 12/15/2025		(a)		2,620,282
2,375	M	Targa Resources Partners, Ltd., 5.875%, 4/15/2026		(a)		2,395,781
1,675	M	Terraform Power Operating, LLC, 5%, 1/31/2028		(a)		1,593,344
						28,047,583
		Waste Management—.5%
2,200	M	Covanta Holding Corp., 5.875%, 7/1/2025				2,128,500
1,175	M	GFL Environmental, Inc., 5.625%, 5/1/2022		(a)		1,136,812
						3,265,312
		Wireless Communications—4.2%
775	M	Inmarsat Finance, PLC, 4.875%, 5/15/2022		(a)		765,312
5,000	M	Intelsat Jackson Holdings SA, 8%, 2/15/2024		(a)		5,262,500
		Level 3 Financing, Inc.:
2,150	M	5.125%, 5/1/2023				2,115,062
1,475	M	5.375%, 1/15/2024				1,448,450
5,750	M	Sprint Communications, Inc., 6%, 11/15/2022				5,714,063
		Sprint Corp.:
4,575	M	7.875%, 9/15/2023				4,755,141
950	M	7.125%, 6/15/2024				961,486
650	M	7.625%, 2/15/2025				664,631
1,325	M	7.625%, 3/1/2026				1,354,812
		T-Mobile USA, Inc.:
300	M	6.5%, 1/15/2024				314,250
4,250	M	6%, 4/15/2024				4,409,375
						27,765,082
Total Value of Corporate Bonds (cost $599,987,560)						590,782,036
		LOAN PARTICIPATIONS†—9.6%
		Automotive—.5%
2,995	M	Truck Hero, Inc., 5.8379%, 4/22/2024				2,998,494
		Chemicals—1.2%
3,234	M	Avantor Performance Materials, 6.0935%, 11/21/2024				3,257,809
3,233	M	ColourOz Investment, 5.3592%, 9/7/2021				3,039,212
1,895	M	Cyanco Intermediate Corp., 3.5%, 3/17/2025				1,898,415
						8,195,436
		Energy—.6%
800	M	California Resources Corp., 6.6978%, 12/31/2022				815,332
3,250	M	Foresight Energy, LLC, 5.75%, 3/28/2022		(b)		3,236,448
						4,051,780
		Financial Services—.3%
1,995	M	NFP Corp., 5.0935%, 1/8/2024				1,985,581
		Food/Beverage/Tobacco—.5%
3,234	M	Chobani, LLC, 5.5935%, 10/10/2023				3,241,059
		Gaming/Leisure—1.8%
2,000	M	Cyan Blue Holdco 2, Ltd., 2.75%, 8/23/2024		(b)		1,998,750
3,250	M	Dorna Sports SL, 5.5844%, 4/12/2024				3,208,693
3,491	M	Scientific Games International, 4.8435%, 8/14/2024				3,475,976
2,275	M	Sigma Bidco BV, 3%, 3/6/2025		(b)		2,261,634
800	M	Stars Group Holdings BV, 3.5%, 7/28/2025		(b)	(d)	796,000
						11,741,053
		Health Care—1.0%
1,500	M	Amneal Pharmaceuticals, LLC, 5.625%, 5/4/2025				1,500,898
		Heartland Dental, LLC:
349	M	3.75%, 4/30/2025		(b)		348,853
2,328	M	5.8435%, 4/30/2025				2,327,022
2,325	M	Inovalon Holdings, Inc., 5.5625%, 4/2/2025				2,281,406
						6,458,179
		Information Technology—1.0%
1,750	M	Microchip Technology, Inc., 4.1%, 5/29/2025				1,756,020
1,617	M	Solarwinds, Inc., 5.0935%, 2/5/2024				1,619,454
3,250	M	SS&C Technologies Holdings, Inc.,2.5%, 4/16/2025		(b)		3,256,776
						6,632,250
		Manufacturing—1.0%
3,242	M	Filtration Group Corp., 5.0935%, 3/29/2025				3,250,222
3,575	M	GrafTech International, Ltd., 5.5047%, 2/12/2025				3,576,680
						6,826,902
		Metals/Mining—.5%
2,680	M	Big River Steel, LLC, 7.3344%, 8/23/2023				2,713,247
363	M	Peabody Energy Corp., 4.8435%, 3/31/2022				361,918
						3,075,165
		Retail-General Merchandise—.2%
1,684	M	Staples, Inc., 6.3581%, 9/12/2024				1,660,845
		Telecommunications—.4%
3,050	M	GTT Communications, Inc., 4.875%, 5/31/2025				3,013,232
		Utilities—.4%
		Charah, LLC:
2,244	M	8.5572%, 10/25/2024				2,272,475
56	M	8.4211%, 10/25/2024				56,723
						2,329,198
		Waste Management—.2%
1,247	M	Gopher Resource, LLC, 5.3435%, 3/6/2025				1,251,551
Total Value of Loan Participations (cost $63,365,063)						63,460,725
		PASS-THROUGH CERTIFICATES—.4%
		Transportation
2,528	M	American Airlines 2013-2 B PTT, 5.6%, 1/15/2022 (cost $2,609,001)		(a)		2,581,961
Total Value of Investments (cost $665,961,624)			99.1%			656,824,722
Other Assets, Less Liabilities			.9			5,772,124
Net Assets			100.0%			$662,596,846

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2018, the Fund held one hundred ninety 144A securities with an aggregate value of $345,727,481 representing 52.2% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(c)	Denotes a step bond (a zero coupon bond that converts to a fixed interest rate at a designated date)

(d)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At June 30, 2018, the Fund held one security that was fair valued by the Valuation Committee with a value of $796,000 representing .1% of the Fund's net assets.

†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at June 30, 2018.

Summary of Abbreviations:

LLLC Limited Liability Limited Partnership

PTT Pass Through Trust

ULC Unlimited Liability Corporation

At June 30, 2018, the cost of investments for federal income tax purposes was $666,011,874. Accumulated net unrealized depreciation on investments was $9,187,152, consisting of $5,717,934 gross unrealized appreciation and $14,905,806 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$590,782,036	$-	$590,782,036
Loan Participations	-	63,460,725	-	63,460,725
Pass-Through Certificates	-	2,581,961	-	2,581,961
Total Investments in Securities*	$-	$656,824,722	$-	$656,824,722

*	The Portfolio of Investments provides information on the industry categorization of corporate bonds, loan participations and pass-through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2018.  Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

GOVERNMENT FUND

June 30, 2018

Principal Amount		Security			Value
		RESIDENTIAL MORTGAGE-BACKED SECURITIES—32.0%
		Fannie Mae—23.3%
$9,872	M	3%, 12/1/2028 - 4/1/2031			$9,859,122
13,827	M	3.5%, 4/1/2033 - 11/1/2045			13,891,760
20,697	M	4%, 8/1/2026 - 4/1/2047			21,267,709
9,745	M	4.5%, 11/1/2040 - 7/1/2048		(b)	10,270,016
1,713	M	5%, 8/1/2039 - 11/1/2039			1,836,363
1,499	M	5.5%, 7/1/2033 - 10/1/2039			1,623,797
					58,748,767
		Freddie Mac—4.3%
188	M	3%, 6/1/2021			187,625
4,278	M	3.5%, 9/1/2032 - 2/1/2046			4,295,731
5,049	M	4%, 6/1/2047			5,157,779
1,046	M	5%, 8/1/2039			1,127,121
					10,768,256
		Government National Mortgage Association I Program—4.4%
587	M	4%, 6/15/2042			620,911
3,941	M	5%, 6/15/2033 - 4/15/2040			4,207,845
2,158	M	5.5%, 3/15/2033 - 10/15/2039			2,378,660
2,295	M	6%, 3/15/2033 - 11/15/2039			2,574,540
1,260	M	7%, 6/15/2023 - 4/15/2034			1,329,679
					11,111,635
Total Value of Residential Mortgage-Backed Securities (cost $82,442,316)					80,628,658
		U.S. GOVERNMENT OBLIGATIONS—29.4%
		U.S. Treasury Bonds:
4,100	M	2.75%, 11/15/2047			3,913,179
1,500	M	3%, 2/15/2048			1,505,361
1,500	M	4.5%, 2/15/2036			1,834,629
		U.S. Treasury Notes:
2,000	M	1.125%, 8/31/2021			1,908,360
14,730	M	1.375%, 10/31/2020			14,331,833
7,600	M	1.5%, 3/31/2023			7,188,825
5,000	M	1.75%, 5/31/2022			4,825,585
2,560	M	1.875%, 8/31/2022			2,476,951
9,300	M	2.25%, 10/31/2024			9,003,749
18,050	M	2.625%, 6/15/2021			18,053,881
4,500	M	2.75%, 4/30/2023			4,504,923
4,700	M	2.75%, 5/31/2023			4,706,425
Total Value of U.S. Government Obligations (cost $75,314,093)					74,253,701
		COMMERCIAL MORTGAGE-BACKED SECURITIES—11.4%
		Fannie Mae—6.5%
2,689	M	2.27%, 1/1/2023			2,608,201
1,300	M	2.96%, 11/1/2018			1,299,150
5,081	M	2.995%, 11/1/2022			5,067,740
1,346	M	3.0443%, 11/25/2027		†	1,323,101
6,076	M	3.1478%, 12/25/2024		†	6,046,556
					16,344,748
		Federal Home Loan Mortgage Corporation—4.9%
		Multi-Family Structured Pass Throughs:
3,067	M	2.3707%, 5/25/2024		†	3,075,722
1,830	M	2.454%, 8/25/2023			1,776,630
4,330	M	2.849%, 3/25/2026			4,179,779
2,000	M	3.35%, 1/28/2028			1,988,046
1,348	M	3.568%, 10/25/2027		†	1,372,704
					12,392,881
Total Value of Commercial Mortgage-Backed Securities (cost $29,552,723)					28,737,629
		U.S. GOVERNMENT AGENCY OBLIGATIONS—10.8%
		Fannie Mae:
5,000	M	1.25%, 5/6/2021			4,812,460
1,700	M	1.375%, 2/26/2021			1,645,639
5,000	M	1.5%, 2/28/2020			4,916,300
1,800	M	Federal Farm Credit Bank, 3%, 9/13/2029			1,713,110
5,000	M	Federal Home Loan Bank, 2.375%, 3/30/2020			4,985,620
		Freddie Mac:
4,300	M	1.375%, 5/28/2019			4,262,332
5,000	M	3.75%, 3/27/2019			5,054,415
Total Value of U.S. Government Agency Obligations (cost $28,116,947)					27,389,876
		COLLATERALIZED MORTGAGE OBLIGATIONS—6.3%
		Fannie Mae:
1,800	M2	2.9863%, 12/25/2027		†	1,740,020
5,044	M	4%, 2/25/2025			5,158,875
		Freddie Mac
4,252	M	3.5%, 12/15/2028			4,322,316
4,432	M	4%, 1/15/2031			4,595,447
Total Value of Collateralized Mortgage Obligations (cost $16,352,247)					15,816,658
		COVERED BONDS—5.5%
		Financial Services
4,750	M	Canadian Imperial Bank of Commerce, 2.35%, 7/27/2022		(a)	4,602,698
4,500	M	DNB Boligkreditt AS, 2.5%, 3/28/2022		(a)	4,387,770
5,000	M	Royal Bank of Canada, 2.3%, 3/22/2021			4,904,895
Total Value of Covered Bonds (cost $14,156,215)					13,895,363
		TAXABLE MUNICIPAL BONDS—2.5%
750	M	Santa Monica, CA Cmnty. College GO, 3.472%, 8/1/2028			745,223
1,900	M	Texas State Wtr. Dev. Brd. Rev., 3.7%, 10/15/2047			1,843,760
3,895	M	University of North Carolina at Chapel Hill Rev., 3.326%, 12/1/2038			3,754,624
Total Value of Taxable Municipal Bonds (cost $6,545,000)					6,343,607
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—5.5%
		U.S. Treasury Bills:
7,000	M	1.8217%, 7/5/2018			6,999,034
7,000	M	1.65%, 8/9/2018			6,986,574
Total Value of Short-Term U.S. Government Obligations (cost $13,984,473)					13,985,608
Total Value of Investments (cost $266,464,014)			103.4%		261,051,100
Excess of Liabilities Over Other Assets			(3.4)		(8,698,831)
Net Assets			100.0%		$252,352,269

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2018, the Fund held two 144A securities with an aggregate value of $8,990,468 representing 3.6% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect as June 30, 2018.

At June 30, 2018, the cost of investments for federal income tax purposes was $266,464,014. Accumulated net unrealized depreciation on investments was $5,412,914, consisting of $678,491 gross unrealized appreciation and $6,091,405 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed Securities	$-	$80,628,658	$-	$80,628,658
U.S. Government Obligations	-	74,253,701	-	74,253,701
Commercial Mortgage-Backed Securities	-	28,737,629	-	28,737,629
U.S. Government Agency Obligations	-	27,389,876	-	27,389,876
Collateralized Mortgage Obligations	-	15,816,658	-	15,816,658
Covered Bonds	-	13,895,363	-	13,895,363
Taxable Municipal Bonds	-	6,343,607	-	6,343,607
Short-Term U.S. Government Obligations	-	13,985,608	-	13,985,608
Total Investments in Securities*	$-	$261,051,100	$-	$261,051,100

*	The Portfolio of Investments provides information on the industry categorization of covered bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

GOVERNMENT CASH MANAGEMENT FUND

June 30, 2018

Principal Amount		Security	Interest Rate*	Value
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—57.8%
		U.S. Treasury Bills:
$4,000	M	7/5/2018	1.75%	$3,999,223
7,000	M	7/12/2018	1.73	6,996,285
6,500	M	7/12/2018	1.75	6,496,506
13,500	M	7/12/2018	1.80	13,492,572
4,500	M	7/19/2018	1.77	4,496,012
4,500	M	7/26/2018	1.76	4,494,484
4,200	M	8/2/2018	1.79	4,193,279
4,000	M	8/9/2018	1.76	3,992,344
9,500	M	8/9/2018	1.86	9,480,858
4,000	M	8/16/2018	1.51	3,992,247
8,500	M	8/23/2018	1.85	8,476,825
2,000	M	8/23/2018	1.87	1,994,488
4,000	M	8/30/2018	1.88	3,987,482
5,000	M	9/13/2018	1.88	4,980,697
5,000	M	11/1/2018	2.00	4,965,786
2,500	M	12/6/2018	2.02	2,477,826
Total Value of Short-Term U.S. Government Obligations (cost $88,516,914)				88,516,914
		VARIABLE AND FLOATING RATE NOTES—23.4%
		Federal Farm Credit Bank:
$1,500	M	9/18/2018	2.30%	$1,500,647
5,000	M	10/19/2018	2.35	5,003,699
		Federal Home Loan Bank:
5,200	M	8/24/2018	1.97	5,200,005
2,630	M	9/14/2018	2.21	2,630,509
5,000	M	10/5/2018	1.87	5,000,000
10,000	M	10/19/2018	1.95	9,999,589
6,525	M	10/26/2018	2.15	6,527,949
Total Value of Variable and Floating Rate Notes (cost $35,862,398)				35,862,398
		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS—20.0%
3,600	M	Federal Farm Credit Bank, 11/1/2018	1.97	3,587,628
		Federal Home Loan Bank:
4,200	M	8/10/2018	1.90	4,191,115
4,000	M	8/14/2018	1.90	3,990,731
6,000	M	8/28/2018	1.88	5,981,824
10,000	M	9/18/2018	1.92	9,957,828
2,900	M	10/19/2018	1.99	2,882,302
Total Value of Short-Term U.S. Government Agency Obligations (cost $30,591,428)				30,591,428
Total Value of Investments (cost $154,970,740)**			101.2%	154,970,740
Excess of Liabilites Over Other Assets			(1.2)	(1,847,522)
Net Assets			100.0%	$153,123,218

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at June 30, 2018.

**	Aggregate cost for federal income tax purposes is the same.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Short-Term U.S. Government Agency Obligations	$-	$88,516,914	$-	$88,516,914
Variable and Floating Rate Notes:
U.S. Government Agency Obligations	-	35,862,398	-	35,862,398
Short-Term U.S. Government Agency Obligations	-	30,591,428	-	30,591,428
Total Investments in Securities	$-	$154,970,740	$-	$154,970,740

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments

INTERNATIONAL OPPORTUNITIES BOND FUND

June 30, 2018

Principal Amount			Security			Value
			SOVEREIGN BONDS—54.1%
			Mexico—13.7%
			United Mexican States:
288	M	MXN	7.75%, 11/23/2034			$1,464,953
1,324	M	MXN	7.75%, 11/13/2042			6,723,382
533	M	MXN	8%, 11/7/2047			2,781,272
822	M	MXN	8.5%, 5/31/2029			4,418,629
851	M	MXN	8.5%, 11/18/2038			4,656,874
						20,045,110
			Malaysia—7.8%
			Federation of Malaysia:
14,190	M	MYR	3.48%, 3/15/2023			3,442,555
1,750	M	MYR	3.62%, 11/30/2021			433,074
7,020	M	MYR	3.659%, 10/15/2020			1,740,960
8,435	M	MYR	3.882%, 3/10/2022			2,092,937
5,330	M	MYR	3.899%, 11/16/2027			1,273,657
890	M	MYR	3.9%, 11/30/2026			213,494
2,405	M	MYR	3.955%, 9/15/2025			584,356
6,540	M	MYR	4.048%, 9/30/2021			1,635,291
						11,416,324
			Poland—7.4%
			Republic of Poland:
19,220	M	PLN	Zero Coupon%, 4/25/2019 (Effective yield 1.551%)		(c)	5,078,695
14,085	M	PLN	1.5%, 4/25/2020			3,758,482
7,330	M	PLN	3.25%, 7/25/2019			1,996,232
						10,833,409
			South Africa—4.9%
			Republic of South Africa:
54,690	M	ZAR	6.5%, 2/28/2041			2,845,052
66,045	M	ZAR	8.75%, 2/28/2048			4,382,779
						7,227,831
			Colombia—4.6%
18,540,000	M	COP	Titulos De Tesoreria, 7.5%, 8/26/2026			6,731,822
			United Kingdom—4.3%
4,815	M	GBP	United Kingdom Gilt, 1.25%, 7/22/2018			6,357,767
			Brazil—3.9%
25	M	BRL	Nota Do Tesouro Nacional, 10%, 1/1/2027			5,777,372
			Indonesia—2.9%
			Republic of Indonesia:
34,800,000	M	IDR	8.375%, 3/15/2034			2,434,543
23,800,000	M	IDR	9%, 3/15/2029			1,774,620
						4,209,163
			Australia—1.8%
3,625	M	AUD	Commonwealth of Australia, 2.75%, 10/21/2019			2,709,366
			Peru—1.8%
8,570	M	PEN	Bonos De Tesoreria, 6.15%, 8/12/2032		(d)	2,678,464
			Turkey—1.0%
9,080	M	TRY	Republic of Turkey, 10.6%, 2/11/2026			1,506,135
Total Value of Sovereign Bonds (cost $95,212,413)						79,492,763
			CORPORATE BONDS—20.9%
			United States—17.7%
2,100	M	USD	Citibank NA, 2.705%, 2/12/2021	(a)		2,102,234
1,650	M	USD	Citigroup, Inc., 3.1275%, 1/10/2020	(a)		1,661,704
2,395	M	USD	Daimler Finance NA, LLC, 2.7794%, 2/22/2021	(a)	(b)	2,397,465
			Ford Motor Credit Co., LLC:
2,055	M	USD	3.3306%, 1/9/2020	(a)		2,070,032
930	M	USD	2.8346%, 4/5/2021	(a)		933,610
2,505	M	USD	General Motors Financial Co., Inc., 3.2716%, 4/13/2020	(a)		2,522,575
4,180	M	USD	Goldman Sachs Group, Inc., 3.08%, 2/23/2023	(a)		4,167,000
1,505	M	USD	HP Enterprise Co., 6.35%, 10/15/2045			1,491,524
735	M	USD	JP Morgan Chase Bank NA, 2.7803%, 9/21/2018	(a)		735,418
			Metropolitan Life Global Funding I:
1,410	M	USD	2.5459%, 9/19/2019	(a)	(b)	1,412,575
2,290	M	USD	2.5606%, 1/8/2021	(a)	(b)	2,288,647
2,410	M	USD	NBCUniversal Enterprise, Inc., 2.708%, 4/1/2021	(a)	(b)	2,414,292
1,760	M	USD	Wells Fargo & Co., 3.3867%, 7/26/2021	(a)		1,790,612
						25,987,688
			Australia—2.0%
1,395	M	USD	Macquarie Bank, Ltd., 2.6618%, 4/4/2019	(a)	(b)	1,395,773
1,500	M	USD	National Australia Bank, Ltd., 2.8394%, 5/22/2020	(a)	(b)	1,504,073
						2,899,846
			Germany—1.2%
1,825	M	USD	BMW U.S. Capital, LLC, 2.7046%, 4/6/2020	(a)	(b)	1,831,296
Total Value of Corporate Bonds (cost $33,560,484)						30,718,830
			U.S. GOVERNMENT OBLIGATIONS—15.5%
			United States
			U.S. Treasury Notes:
8,160	M	USD	1.94217%, 4/30/2020	(a)		8,160,025
5,305	M	USD	1.96917%, 7/31/2019	(a)		5,310,544
9,310	M	USD	1.97917%, 4/30/2019	(a)		9,318,621
Total Value of U.S. Government Obligations (cost $22,782,368)						22,789,190
			GOVERNMENT REGIONAL AGENCY—3.9%
			Australia
1,010	M	AUD	New South Wales Treasury Corp., 3.5%, 3/20/2019			755,653
3,700	M	AUD	Queensland Treasury Corp., 4%, 6/21/2019		(d)	2,788,762
2,740	M	AUD	Western Australia Treasury Corp., 7%, 10/15/2019			2,153,637
Total Value of Government Regional Agency (cost $6,177,012)						5,698,052
			SUPRANATIONALS—3.7%
			United States—3.0%
4,410	M	USD	Inter-American Development Bank, 2.0464%, 10/9/2020	(a)		4,409,475
			Venezuela—.7%
1,075	M	USD	Corp. Andina De Formento, 2%, 5/10/2019			1,067,651
Total Value of Supranational (cost $2,562,670)						5,477,126
			GOVERNMENT SOVEREIGN AGENCY—1.3%
			Norway
1,872	M	USD	Kommunalbanken AS, 2.6647%, 6/16/2020 (cost $1,882,802)	(a)	(b)	1,884,595
Total Value of Investments (cost $162,177,749)	99.4%	146,060,556
Other Assets, Less Liabilities	.6	818,277
Net Assets	100.0%	$146,878,833

(a)	Interest rates are determined and reset periodically. The interest rates above are the rates in effect as June 30, 2018.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2018, the Fund held eight 144A securities with an aggregate value of $15,128,716 representing 10.3% of the Fund's net assets.

(c)	The effective yields shown for zero coupon obligations are the effective yeilds at June 30, 2018.

(d)	Security exempt from registration under Regulation S of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Regulation S of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2018, the Fund held two Regulation S securities with an aggregate value of $5,467,226 representing 3.7% of the Fund's net assets.

At June 30, 2018, the cost of investments for federal income tax purposes was $162,177,749. Accumulated net unrealized depreciation on investments was $16,117,193, consisting of $225,481 gross unrealized appreciation and $16,342,674 gross unrealized depreciation.

At June 30, 2018, International Opportunities Bond Fund has open foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

International Opportunities Bond

Counterparty	Settlement Date	Foreign Currency	Receive (Deliver)	Asset	Liability	Unrealized Appreciation (Depreciation)
HSBC	7/11/18	ZAR	(58,300)	$4,250,046	$4,780,150	$530,104
MSD	7/11/18	ZAR	(2,500,000)	182,249	196,421	14,172
GS	7/12/18	CAD	5,870,000	4,603,633	4,465,067	(138,566)
GS	7/12/18	CAD	5,810,000	4,602,527	4,419,427	(183,100)
HSBC	7/12/18	CAD	610,000	472,815	464,001	(8,814)
HSBC	7/13/18	TRY	11,400,000	2,720,089	2,481,579	(238,510)
HSBC	7/13/18	TRY	1,600,000	351,750	348,291	(3,459)
MSD	7/20/18	PLN	(3,580,000)	955,775	1,059,359	103,584
HSBC	7/20/18	NOK	18,500,000	2,388,052	2,271,513	(116,539)
HSBC	7/25/18	SEK	33,300,000	4,003,462	3,717,866	(285,596)
JPM	8/13/18	JPY	1,380,000,000	12,737,149	12,464,436	(272,713)
HSBC	8/13/18	JPY	(326,000,000)	2,944,497	2,975,729	31,232
HSBC	8/15/18	NOK	40,100,000	5,040,792	4,923,659	(117,133)
MSD	8/17/18	AUD	5,800,000	4,375,694	4,292,290	(83,404)
MSD	8/17/18	AUD	4,770,000	3,608,257	3,530,039	(78,218)
MSD	8/17/18	AUD	(4,670,000)	3,456,034	3,526,971	70,937
HSBC	8/20/18	SEK	5,270,000	6,000,091	5,883,831	(116,260)
CITI	9/18/18	GBP	8,710,000	11,686,511	11,495,011	(191,500)
HSBC	9/21/18	SEK	11,600,000	1,362,974	1,295,113	(67,861)
HSBC	9/21/18	SEK	17,600,000	2,069,977	1,964,999	(104,978)
HSBC	9/21/18	SEK	26,500,000	3,074,353	2,958,663	(115,690)
BCI	9/21/18	SEK	13,400,000	1,549,659	1,496,078	(53,581)

Net Unrealized loss on open foreign exchange contracts						$(1,425,893)

A summary of abbreviations for counterparties to foeign currency contracts are as follows:

BCI	Barclays Capital, Inc.
CITI	Citigroup Global Markets
GS	Goldman Sachs & Co.
HSBC	HSBC Bank USA N.A.
JPM	J.P. Morgan Securities, Inc.
MSD	Morgan Stanley

Summary of Abbreviations:

AUD	Australian Dollar
BRL	Brazillian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krona
PEN	Peruvian Sol
PLN	Polish Zloty
SEK	Swedish Krone
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Sovereign Bonds
Mexico	$-	$20,045,110	$-	$20,045,110
Malaysia	-	11,416,324	-	11,416,324
Poland	-	10,833,409	-	10,833,409
South Africa	-	7,227,831	-	7,227,831
Colombia	-	6,731,822	-	6,731,822
United Kingdom	-	6,357,767	-	6,357,767
Brazil	-	5,777,372	-	5,777,372
Indonesia	-	4,209,163	-	4,209,163
Australia	-	2,709,366	-	2,709,366
Peru	-	2,678,464	-	2,678,464
Turkey	-	1,506,135	-	1,506,135
Corporate Bonds
United States	-	25,987,688	-	25,987,688
Australia	-	2,899,846	-	2,899,846
Germany	-	1,831,296	-	1,831,296
U.S. Government Obligations	-	22,789,190	-	22,789,190
Government Regional Agency
Australia	-	5,698,052	-	5,698,052
Supranationals
United States	-	4,409,475	-	4,409,475
Venezuela	-	1,067,651	-	1,067,651
Government Sovereign Agency
Norway	-	1,884,595	-	1,884,595
Total Investments in Securities	$-	$146,060,556	$-	$146,060,556
Other Financial Instruments*	$-	$(1,425,893)	$-	$(1,425,893)

*	Other financial instruments are foreign exchange contracts and are considered derivative instruments, which are valued at the net unrealized depreciation on the instrument.

During the period ended June 30, 2018, there were no transfers between Level 1 investments and Level 2 investments that had a material inpact to the Fund.  This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period (see Note 1A).  Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

INVESTMENT GRADE FUND

June 30, 2018

Principal Amount		Security			Value
		CORPORATE BONDS—98.2%
		Aerospace/Defense—1.5%
$275	M	Bombardier, Inc., 8.75%, 12/1/2021		(a)	$303,875
5,000	M	Rockwell Collins, Inc., 3.2%, 3/15/2024			4,823,085
4,000	M	Rolls-Royce, PLC, 3.625%, 10/14/2025		(a)	3,949,292
275	M	TransDigm, Inc., 6.5%, 5/15/2025			278,781
					9,355,033
		Automotive—3.1%
275	M	American Axle & Manufacturing, Inc., 6.25%, 4/1/2025			273,969
75	M	Asbury Automotive Group, Inc., 6%, 12/15/2024			74,695
275	M	Cooper Standard Automotive, Inc., 5.625%, 11/15/2026		(a)	272,250
		Daimler Finance NA, LLC:
2,000	M	3.35%, 2/22/2023		(a)	1,966,698
3,000	M	3.2029%, 5/4/2023		(a) †	3,010,959
545	M	Dana Holding Corp., 5.5%, 12/15/2024			540,912
4,900	M	Ford Motor Credit Co., LLC, 3.5888%, 2/15/2023		†	4,933,310
75	M	Hertz Corp., 5.875%, 10/15/2020			73,688
50	M	J.B. Poindexter & Co., 7.125%, 4/15/2026		(a)	51,500
3,600	M	Lear Corp., 5.25%, 1/15/2025			3,706,142
4,000	M	O'Reilly Automotive, Inc., 3.55%, 3/15/2026			3,811,468
					18,715,591
		Building Materials—.1%
275	M	Building Materials Corp., 5.375%, 11/15/2024		(a)	272,937
150	M	Griffon Corp., 5.25%, 3/1/2022			146,498
					419,435
		Chemicals—2.5%
275	M	Blue Cube Spinco, Inc., 10%, 10/15/2025			321,062
275	M	Chemours Co., 6.625%, 5/15/2023			288,750
150	M	Consolidated Energy Finance SA, 6.09063%, 6/15/2022		(a) †	150,056
275	M	CVR Partners, LP, 9.25%, 6/15/2023		(a)	284,281
4,020	M	Dow Chemical Co., 3.5%, 10/1/2024			3,920,601
4,000	M	LYB International Finance Co. BV, 3.5%, 3/2/2027			3,757,924
5,000	M	LyondellBasell Industries NV, 6%, 11/15/2021			5,354,870
4,000	M	Nutrien, Ltd., 3.375%, 3/15/2025			3,770,104
275	M	Rain CII Carbon, LLC, 7.25%, 4/1/2025		(a)	280,500
270	M	Rayonier AM Products, Inc., 5.5%, 6/1/2024		(a)	255,150
150	M	Tronox, Inc., 6.5%, 4/15/2026		(a)	149,438
100	M	Univar USA, Inc., 6.75%, 7/15/2023		(a)	103,250
					18,635,986
		Consumer Non-Durables—.1%
50	M	Energizer Gamma Acquisition, 6.375%, 7/15/2026		(a) (b)	50,937
75	M	Energizer Holdings, Inc., 5.5%, 6/15/2025		(a)	73,875
100	M	First Quality Finance Co., 4.625%, 5/15/2021		(a)	98,000
275	M	Reynolds Group Holdings, Inc., 5.125%, 7/15/2023		(a)	271,906
					494,718
		Energy—11.6%
		Andeavor Logistics, LP:
2,700	M	3.5%, 12/1/2022			2,640,775
3,800	M	5.25%, 1/15/2025			3,899,294
75	M	Apergy Corp., 6.375%, 5/1/2026		(a)	76,312
275	M	Blue Racer Midstream, LLC, 6.125%, 11/15/2022		(a)	279,125
4,300	M	BP Capital Markets, PLC, 3.216%, 11/28/2023			4,220,665
5,000	M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019		(a)	5,162,005
5,000	M	Continental Resources, Inc., 5%, 9/15/2022			5,071,780
75	M	Covey Park Energy, LLC, 7.5%, 5/15/2025		(a)	76,875
270	M	DCP Midstream Operating, LP, 7.375%, 12/29/2049		†	259,031
4,000	M	Enable Midstream Partners, LP, 4.4%, 3/15/2027			3,811,324
5,000	M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021			5,062,885
4,031	M	Enterprise Products Operating, 7.55%, 4/15/2038			5,289,523
270	M	Exterran Partners, LP, 6%, 10/1/2022			268,650
275	M	Global Partners, LP, 6.25%, 7/15/2022			268,125
50	M	Hilcorp Energy I, LP, 5%, 12/1/2024		(a)	48,750
		Kinder Morgan Energy Partners, LP:
3,000	M	3.5%, 3/1/2021			2,993,610
5,000	M	3.45%, 2/15/2023			4,830,085
		Kinder Morgan, Inc.:
1,750	M	5.625%, 11/15/2023		(a)	1,865,575
2,250	M	4.3%, 3/1/2028			2,190,121
5,000	M	Magellan Midstream Partners, LP, 5%, 3/1/2026			5,273,960
100	M	Matador Resources Co., 6.875%, 4/15/2023			105,000
25	M	McDermott Escrow 1, Inc., 10.625%, 5/1/2024		(a)	26,125
275	M	Murphy Oil Corp., 6.875%, 8/15/2024			289,438
275	M	NGPL Pipeco, LLC, 4.875%, 8/15/2027		(a)	272,594
4,300	M	Noble Energy, Inc., 3.85%, 1/15/2028			4,117,323
		Oasis Petroleum, Inc.:
275	M	6.875%, 1/15/2023			280,156
50	M	6.25%, 5/1/2026		(a)	50,563
4,000	M	ONEOK Partners, LP, 3.375%, 10/1/2022		(b)	3,949,624
75	M	Parkland Fuel Corp., 6%, 4/1/2026		(a)	74,063
150	M	Parsley Energy, LLC, 5.25%, 8/15/2025		(a)	148,125
275	M	PDC Energy, Inc., 6.125%, 9/15/2024			281,875
75	M	SM Energy Co., 5.625%, 6/1/2025			71,813
75	M	Transocean Guardian, Ltd., 5.875%, 1/15/2024		(a) (b)	74,813
		Valero Energy Corp.:
2,700	M	4.35%, 6/1/2028			2,693,420
3,000	M	6.625%, 6/15/2037			3,597,537
275	M	Whiting Petroleum Corp., 5.75%, 3/15/2021			281,729
		WPX Energy, Inc.:
270	M	5.25%, 9/15/2024			266,963
25	M	5.75%, 6/1/2026			25,024
					70,194,655
		Financial Services—11.1%
		American International Group, Inc.:
3,700	M	3.75%, 7/10/2025			3,579,384
2,000	M	4.7%, 7/10/2035			1,951,262
5,400	M	Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024			5,650,214
4,500	M	Brookfield Finance, Inc., 4%, 4/1/2024			4,457,583
3,750	M	ERAC USA Finance, LLC, 4.5%, 8/16/2021		(a)	3,846,041
6,200	M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020			6,641,905
2,500	M	GE Capital International Funding Services, Ltd., 4.418%, 11/15/2035			2,426,290
6,400	M	General Electric Capital Corp., 4.65%, 10/17/2021			6,659,738
4,000	M	General Motors Financial Co., Inc., 5.25%, 3/1/2026			4,151,264
4,500	M	International Lease Finance Corp., 8.25%, 12/15/2020			4,964,629
5,000	M	Key Bank NA, 3.4%, 5/20/2026			4,767,315
4,000	M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022		(a)	4,157,052
3,000	M	National City Corp., 6.875%, 5/15/2019			3,100,167
5,135	M	Protective Life Corp., 7.375%, 10/15/2019			5,407,576
3,000	M	Prudential Financial, Inc., 7.375%, 6/15/2019			3,125,301
2,000	M	Travelers Cos., Inc., 4.05%, 3/7/2048			1,943,054
50	M	Wand Merger Corp., 8.125%, 7/15/2023		(a) (b)	50,875
					66,879,650
		Financials—22.1%
275	M	Ally Financial, Inc., 8%, 11/1/2031			328,625
		Bank of America Corp.:
3,000	M	3.5416%, 10/21/2022		†	3,056,400
7,000	M	4.2%, 8/26/2024			7,042,210
4,725	M	5.875%, 2/7/2042			5,542,912
		Barclays Bank, PLC:
2,000	M	5.125%, 1/8/2020			2,056,104
3,800	M	3.75%, 5/15/2024			3,749,183
3,200	M	Capital One Financial Corp., 3.75%, 4/24/2024			3,142,736
		Citigroup, Inc.:
2,250	M	2.9%, 12/8/2021			2,205,938
6,200	M	4.5%, 1/14/2022			6,373,724
4,500	M	4.3%, 11/20/2026			4,398,696
275	M	DAE Funding, LLC, 5%, 8/1/2024		(a)	264,825
3,000	M	Deutsche Bank AG of New York, 3.7%, 5/30/2024			2,788,500
		Goldman Sachs Group, Inc.:
7,700	M	5.75%, 1/24/2022			8,244,251
3,000	M	3.625%, 1/22/2023			2,983,377
6,750	M	3.272%, 9/29/2025		†	6,414,626
4,700	M	3.5%, 11/16/2026			4,433,153
4,550	M	6.125%, 2/15/2033			5,210,674
3,750	M	HSBC Holdings, PLC, 3.95%, 5/18/2024			3,739,039
275	M	Icahn Enterprises, LP, 6.75%, 2/1/2024			278,094
275	M	Intesa Sanpaolo SpA, 5.71%, 1/15/2026		(a)	251,823
		JPMorgan Chase & Co.:
2,500	M	4.5%, 1/24/2022			2,587,302
6,450	M	3.54%, 5/1/2028		†	6,182,112
5,500	M	6.4%, 5/15/2038			6,757,146
275	M	Ladder Capital Finance Holdings, LLLP, 5.25%, 10/1/2025		(a)	258,789
		Morgan Stanley:
5,750	M	5.5%, 7/28/2021			6,088,853
3,000	M	4%, 7/23/2025			2,993,610
3,600	M	3.625%, 1/20/2027			3,460,572
150	M	Navient Corp., 5.875%, 3/25/2021			152,813
		Springleaf Finance Corp.:
175	M	5.625%, 3/15/2023			174,510
75	M	6.875%, 3/15/2025			74,625
		U.S. Bancorp:
4,000	M	3.6%, 9/11/2024			3,954,780
2,700	M	3.1%, 4/27/2026			2,549,208
4,000	M	UBS AG, 4.875%, 8/4/2020			4,130,304
3,000	M	UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028		(a)	2,983,959
275	M	UniCredit SpA, 5.861%, 6/19/2032		(a)	245,536
		Wells Fargo & Co.:
8,600	M	3.45%, 2/13/2023			8,437,168
3,250	M	4.75%, 12/7/2046			3,152,181
		Wells Fargo Bank NA:
2,350	M	5.85%, 2/1/2037			2,692,534
3,250	M	6.6%, 1/15/2038			4,058,229
					133,439,121
		Food/Beverage/Tobacco—5.2%
		Anheuser-Busch InBev Finance, Inc.:
2,000	M	3.65%, 2/1/2026			1,959,812
9,000	M	4.7%, 2/1/2036			9,148,653
5,225	M	Bunge, Ltd. Finance Corp., 8.5%, 6/15/2019			5,489,557
6,000	M	Ingredion, Inc., 4.625%, 11/1/2020			6,153,474
3,875	M	Maple Escrow Subsidiary, Inc., 3.551%, 5/25/2021		(a)	3,881,068
275	M	Pilgrim's Pride Corp., 5.75%, 3/15/2025		(a)	264,688
275	M	Post Holdings, Inc., 5.75%, 3/1/2027		(a)	267,438
200	M	Sigma Holdco BV, 7.875%, 5/15/2026		(a)	188,500
					27,353,190
		Forest Products/Containers—1.1%
4,000	M	Packaging Corp. of America, 3.4%, 12/15/2027			3,780,140
2,500	M	Rock-Tenn Co., 4.9%, 3/1/2022			2,606,302
275	M	Sealed Air Corp., 6.875%, 7/15/2033		(a)	303,188
					6,689,630
		Gaming/Leisure—.2%
		Boyd Gaming Corp.:
50	M	6.875%, 5/15/2023			52,562
175	M	6%, 8/15/2026		(a)	174,125
100	M	CRC Escrow Issuer, LLC, 5.25%, 10/15/2025		(a)	94,875
275	M	IRB Holding Corp., 6.75%, 2/15/2026		(a)	263,313
75	M	National CineMedia, LLC, 6%, 4/15/2022			76,406
100	M	Pinnacle Entertainment, Inc., 5.625%, 5/1/2024			104,315
50	M	Stars Group Holdings BV, 7%, 7/15/2026		(a) (b)	50,625
325	M	Viking Cruises, Ltd., 6.25%, 5/15/2025		(a)	320,125
					1,136,346
		Health Care—3.8%
2,700	M	Bayer U.S. Finance II, LLC, 4.375%, 12/15/2028		(a)	2,710,768
275	M	CHS/Community Health Systems, Inc., 6.25%, 3/31/2023			253,344
150	M	Cimpress NV, 7%, 6/15/2026		(a)	153,937
		CVS Health Corp.:
4,000	M	3.875%, 7/20/2025			3,881,636
1,800	M	4.3%, 3/25/2028			1,779,032
3,000	M	5.05%, 3/25/2048			3,064,815
275	M	DaVita, Inc., 5.125%, 7/15/2024			267,266
4,050	M	Express Scripts Holding Co., 4.75%, 11/15/2021			4,181,649
275	M	HCA, Inc., 6.25%, 2/15/2021			286,000
275	M	HealthSouth Corp., 5.75%, 11/1/2024			276,191
200	M	inVentiv Group Holdings, Inc., 7.5%, 10/1/2024		(a)	211,500
4,000	M	Laboratory Corp. of America Holdings, 3.75%, 8/23/2022			4,028,024
275	M	LifePoint Health, Inc., 5.875%, 12/1/2023			274,656
275	M	Mallinckrodt Finance SB, 5.75%, 8/1/2022		(a)	248,875
275	M	Molina Healthcare, Inc., 4.875%, 6/15/2025		(a)	268,125
400	M	Universal Hospital Services, Inc., 7.625%, 8/15/2020			400,500
		Valeant Pharmaceuticals International, Inc.:
275	M	6.5%, 3/15/2022		(a)	285,656
275	M	7.25%, 7/15/2022		(a)	281,644
					22,853,618
		Home-building—.0%
75	M	William Lyon Homes, Inc., 6%, 9/1/2023		(a)	74,416
		Information Technology—3.0%
275	M	Alliance Data Systems Corp., 5.375%, 8/1/2022		(a)	277,716
3,500	M	Apple, Inc., 3%, 11/13/2027			3,329,844
275	M	CommScope Technologies, LLC, 6%, 6/15/2025		(a)	282,219
4,000	M	Corning, Inc., 7.25%, 8/15/2036			4,753,440
		Diamond 1 Finance Corp.:
8,550	M	4.42%, 6/15/2021		(a)	8,680,824
100	M	5.875%, 6/15/2021		(a)	101,612
		NCR Corp.:
50	M	4.625%, 2/15/2021			49,750
100	M	5.875%, 12/15/2021			101,875
75	M	Nuance Communications, Inc., 6%, 7/1/2024			76,031
275	M	Rackspace Hosting, Inc., 8.625%, 11/15/2024		(a)	277,063
275	M	Solera, LLC, 10.5%, 3/1/2024		(a)	306,798
75	M	Symantec Corp., 5%, 4/15/2025		(a)	72,846
					18,310,018
		Manufacturing—1.3%
275	M	ATS Automation Tooling Systems, Inc., 6.5%, 6/15/2023		(a)	281,187
2,250	M	CRH America, Inc., 3.4%, 5/9/2027		(a)	2,121,761
275	M	Grinding Media, Inc., 7.375%, 12/15/2023		(a)	287,375
5,000	M	Johnson Controls International, PLC, 5%, 3/30/2020			5,145,870
					7,836,193
		Media-Broadcasting—2.1%
1,800	M	ABC, Inc., 8.75%, 8/15/2021			2,084,794
		Comcast Corp.:
4,300	M	2.75%, 3/1/2023			4,136,239
5,800	M	4.25%, 1/15/2033			5,673,090
275	M	Nexstar Broadcasting, Inc., 5.625%, 8/1/2024		(a)	266,750
300	M	Sirius XM Radio, Inc., 6%, 7/15/2024		(a)	306,375
					12,467,248
		Media-Cable TV—.4%
275	M	Altice Financing SA, 6.625%, 2/15/2023		(a)	271,700
275	M	Altice U.S. Finance I Corp., 5.375%, 7/15/2023		(a)	274,312
		CCO Holdings, LLC:
275	M	5.125%, 2/15/2023			272,852
275	M	5.875%, 4/1/2024		(a)	276,375
300	M	Clear Channel Worldwide Holdings, Inc. - Series "A", 6.5%, 11/15/2022			306,000
400	M	CSC Holdings, LLC, 10.125%, 1/15/2023		(a)	442,000
275	M	DISH DBS Corp., 5%, 3/15/2023			239,594
275	M	Gray Television, Inc., 5.875%, 7/15/2026		(a)	262,281
275	M	Midcontinent Communications & Finance Corp., 6.875%, 8/15/2023		(a)	289,094
					2,634,208
		Media-Diversified—.7%
275	M	Outdoor Americas Capital, LLC, 5.875%, 3/15/2025			278,272
4,000	M	Time Warner, Inc., 3.6%, 7/15/2025			3,809,092
275	M	Tribune Media Co., 5.875%, 7/15/2022			278,919
					4,366,283
		Metals/Mining—2.7%
150	M	AK Steel Corp., 7%, 3/15/2027			143,250
5,000	M	Arconic, Inc., 6.15%, 8/15/2020			5,218,750
75	M	Big River Steel, LLC, 7.25%, 9/1/2025		(a)	77,257
250	M	Cleveland-Cliffs, Inc., 4.875%, 1/15/2024		(a)	241,875
275	M	Commercial Metals Co., 4.875%, 5/15/2023			270,270
5,000	M	Glencore Funding, LLC, 4.625%, 4/29/2024		(a)	5,037,740
275	M	HudBay Minerals, Inc., 7.25%, 1/15/2023		(a)	284,625
125	M	Joseph T. Ryerson & Son, Inc., 11%, 5/15/2022		(a)	137,813
4,200	M	Newmont Mining Corp., 5.125%, 10/1/2019			4,294,870
275	M	Novelis, Inc., 5.875%, 9/30/2026		(a)	264,000
100	M	Peabody Energy Corp., 6%, 3/31/2022		(a)	101,835
270	M	SunCoke Energy Partners, LP, 7.5%, 6/15/2025		(a)	276,075
150	M	United States Steel Corp., 6.25%, 3/15/2026			148,314
					16,496,674
		Real Estate—9.4%
4,600	M	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/2028			4,427,509
4,000	M	Boston Properties, LP, 5.875%, 10/15/2019			4,120,800
		Digital Realty Trust, LP:
2,700	M	5.25%, 3/15/2021			2,812,517
6,700	M	4.75%, 10/1/2025			6,914,487
2,800	M	Duke Realty Corp., 3.25%, 6/30/2026			2,630,718
275	M	Equinix, Inc., 5.375%, 4/1/2023			282,872
4,000	M	ERP Operating, LP, 3.375%, 6/1/2025			3,908,788
3,500	M	Essex Portfolio, LP, 3.875%, 5/1/2024			3,479,038
270	M	Geo Group, Inc., 5.875%, 10/15/2024			267,300
275	M	Greystar Real Estate Partners, 5.75%, 12/1/2025		(a)	267,437
2,200	M	HCP, Inc., 4.25%, 11/15/2023			2,215,567
350	M	Iron Mountain, Inc., 5.75%, 8/15/2024			343,875
2,800	M	Prologis, LP, 3.875%, 9/15/2028			2,807,580
		Realty Income Corp.:
5,000	M	3.875%, 4/15/2025			4,936,975
1,800	M	4.125%, 10/15/2026			1,794,722
3,000	M	Simon Property Group, LP, 3.375%, 10/1/2024			2,930,256
2,000	M	STORE Capital Corp., 4.5%, 3/15/2028			1,960,384
4,000	M	Ventas Realty, LP, 4.75%, 6/1/2021			4,122,828
4,125	M	Vornado Realty, LP, 3.5%, 1/15/2025			3,954,303
2,500	M	Welltower, Inc., 4%, 6/1/2025			2,455,495
					56,633,451
		Retail-General Merchandise—1.9%
150	M	1011778 B.C., ULC, 4.625%, 1/15/2022		(a)	150,375
4,000	M	Amazon.com, Inc., 4.8%, 12/5/2034			4,394,988
275	M	AmeriGas Partners, LP, 5.5%, 5/20/2025			267,781
5,300	M	Home Depot, Inc., 5.875%, 12/16/2036			6,443,809
50	M	J.C. Penney Co., Inc., 8.625%, 3/15/2025			42,500
275	M	KFC Holding Co., LLC, 5%, 6/1/2024		(a)	272,168
25	M	SRS Distribution, Inc., 8.25%, 7/1/2026		(a)	24,938
					11,596,559
		Services—.2%
125	M	ADT Corp., 3.5%, 7/15/2022			117,625
400	M	AECOM, 5.125%, 3/15/2027			378,000
150	M	First Data Corp., 5.375%, 8/15/2023		(a)	151,762
275	M	United Rentals, Inc., 4.625%, 10/15/2025			262,625
					910,012
		Telecommunications—2.3%
4,500	M	AT&T, Inc., 4.25%, 3/1/2027			4,412,106
275	M	CenturyLink, Inc., 5.8%, 3/15/2022			273,625
		Frontier Communications Corp.:
200	M	10.5%, 9/15/2022			182,500
25	M	8.5%, 4/1/2026		(a)	24,219
225	M	GCI, Inc., 6.875%, 4/15/2025			234,000
		Verizon Communications, Inc.:
1,800	M	3.4425%, 5/15/2025		†	1,799,600
7,100	M	4.272%, 1/15/2036			6,569,396
150	M	Zayo Group, LLC, 6.375%, 5/15/2025			153,375
					13,648,821
		Transportation—3.0%
4,250	M	Air Lease Corp., 3.875%, 7/3/2023			4,212,587
2,700	M	Aviation Capital Group, LLC, 3.5%, 11/1/2027		(a)	2,477,072
275	M	BCD Acquisition, Inc., 9.625%, 9/15/2023		(a)	294,250
		Burlington Northern Santa Fe, LLC:
1,800	M	5.75%, 5/1/2040			2,137,028
4,000	M	5.15%, 9/1/2043			4,442,956
3,000	M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022		(a)	3,122,115
1,550	M	Southwest Airlines Co., 3%, 11/15/2026			1,439,981
275	M	XPO Logistics, Inc., 6.5%, 6/15/2022		(a)	282,219
					18,408,208
		Utilities—8.1%
		Calpine Corp.:
125	M	5.75%, 1/15/2025			114,609
275	M	5.25%, 6/1/2026		(a)	260,047
275	M	Cheniere Corpus Christi Holdings, 5.875%, 3/31/2025			287,031
125	M	Cheniere Energy Partners, LP, 5.25%, 10/1/2025		(a)	122,244
5,000	M	Duke Energy Progress, Inc., 4.15%, 12/1/2044			4,946,210
3,000	M	Electricite de France SA, 3.625%, 10/13/2025		(a)	2,939,844
3,150	M	Entergy Arkansas, Inc., 4.95%, 12/15/2044			3,154,873
4,000	M	Exelon Generation Co., LLC, 3.4%, 3/15/2022			3,976,904
6,246	M	Great River Energy, 4.478%, 7/1/2030		(a)	6,693,994
75	M	NRG Energy, Inc., 6.25%, 7/15/2022			77,366
275	M	NRG Yield Operating, LLC, 5%, 9/15/2026			263,313
3,850	M	Ohio Power Co., 5.375%, 10/1/2021			4,102,283
4,550	M	Oklahoma Gas & Electric Co., 4%, 12/15/2044			4,593,962
		ONEOK, Inc.:
4,000	M	7.5%, 9/1/2023			4,585,928
4,500	M	4.55%, 7/15/2028			4,548,461
1,543	M	San Diego Gas & Electric Co., 1.914%, 2/1/2022			1,505,976
		Sempra Energy:
4,000	M	9.8%, 2/15/2019			4,162,772
2,700	M	2.8477%, 1/15/2021		†	2,701,574
100	M	Targa Resources Partners, LP, 5.875%, 4/15/2026		(a)	100,875
					49,138,266
		Waste Management—.0%
275	M	Covanta Holding Corp., 5.875%, 3/1/2024			271,562
		Wireless Communications—.7%
350	M	Intelsat Jackson Holdings SA, 8%, 2/15/2024		(a)	368,375
275	M	Level 3 Financing, Inc., 5.375%, 1/15/2024			270,050
275	M	Sprint Communications, Inc., 6%, 11/15/2022			273,281
275	M	Sprint Corp., 7.125%, 6/15/2024			278,325
275	M	T-Mobile USA, Inc., 6%, 3/1/2023			284,763
		Vodafone Group, PLC:
900	M	3.75%, 1/16/2024			893,415
1,800	M	4.375%, 5/30/2028			1,782,144
					4,150,353
Total Value of Corporate Bonds (cost $613,033,668)					593,109,245
		PASS-THROUGH CERTIFICATES—.7%
		Transportation
4,500	M	American Airlines 2017-2 AA PTT, 3.35%, 10/15/2029 (cost $4,500,000)			4,349,457
		TAXABLE MUNICIPAL BONDS—.6%
3,500	M	California State GO, 4.6%, 4/1/2038 (cost $3,685,920)			3,671,955
Total Value of Investments (cost $621,219,588)			99.5%		601,130,657
Other Assets, Less Liabilities			.5		2,889,781
Net Assets			100.0%		$604,020,438

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2018, the Fund held ninety-seven 144A securities with an aggregate value of $80,853,037 representing 13.4% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect as June 30, 2018.

Summary of Abbreviations:

GO General Obligation

LLLP Limited Liability Limited Partnership

PTT Pass-Through Trust

At June 30, 2018, the cost of investments for federal income tax purposes was $621,219,588. Accumulated net unrealized depreciation on investments was $20,088,931, consisting of $2,131,179 gross unrealized appreciation and $22,220,110 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$593,109,245	$-	$593,109,245
Pass-Through Certificates	-	4,349,457	-	4,349,457
Taxable Municipal Bonds	-	3,671,955	-	3,671,955
Total Investments in Securities*	$-	$601,130,657	$-	$601,130,657

*	The Portfolio of Investments provides information on the industry categorization of corporate bonds and pass-through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

LIMITED DURATION BOND FUND

June 30, 2018

Principal Amount		Security				Value
		CORPORATE BONDS—70.4%
		Aerospace/Defense—.1%
$50	M	Bombardier, Inc., 8.75%, 12/1/2021		(a)		$55,250
50	M	TransDigm, Inc., 6%, 7/15/2022				50,390
						105,640
		Automotive—7.1%
50	M	Avis Budget Car Rental, LLC, 5.5%, 4/1/2023				48,937
1,800	M	Daimler Finance NA, LLC, 2.7529%, 5/4/2020		(a)	†	1,799,849
110	M	Dana Holding Corp., 5.5%, 12/15/2024				109,175
1,400	M	Ford Motor Credit Co., LLC, 3.5888%, 2/15/2023		†		1,409,517
		General Motors Financial Co., Inc.:
1,400	M	3.55%, 4/9/2021				1,396,373
700	M	3.8977%, 1/14/2022		†		717,609
25	M	Group 1 Automotive, Inc., 5.25%, 12/15/2023		(a)		24,125
25	M	Hertz Corp., 5.875%, 10/15/2020				24,562
1,500	M	Hyundai Capital America, 3.2609%, 7/8/2021		(a)	†	1,501,365
2,000	M	O'Reilly Automotive, Inc., 4.625%, 9/15/2021				2,067,460
						9,098,972
		Building Materials—.1%
50	M	Building Materials Corp., 5.375%, 11/15/2024		(a)		49,625
25	M	Griffon Corp., 5.25%, 3/1/2022				24,416
						74,041
		Chemicals—1.1%
50	M	Blue Cube Spinco, Inc., 10%, 10/15/2025				58,375
75	M	Chemours Co., 6.625%, 5/15/2023				78,750
50	M	CVR Partners, LP, 9.25%, 6/15/2023		(a)		51,687
1,000	M	Dow Chemical Co., 4.25%, 11/15/2020				1,021,980
65	M	Rain CII Carbon, LLC, 7.25%, 4/1/2025		(a)		66,300
60	M	Rayonier AM Products, Inc., 5.5%, 6/1/2024		(a)		56,700
25	M	Univar USA, Inc., 6.75%, 7/15/2023		(a)		25,813
						1,359,605
		Consumer Non-Durables—.1%
50	M	First Quality Finance Co., 4.625%, 5/15/2021		(a)		49,000
75	M	Reynolds Group Holdings, Inc., 5.125%, 7/15/2023		(a)		74,156
						123,156
		Energy—2.2%
50	M	Blue Racer Midstream, LLC, 6.125%, 11/15/2022		(a)		50,750
		Continental Resources, Inc.:
900	M	5%, 9/15/2022				912,920
50	M	4.5%, 4/15/2023				50,791
50	M	Crestwood Midstream Partners, LP, 6.25%, 4/1/2023				51,125
60	M	DCP Midstream Operating, LP, 7.375%, 12/29/2049		†		57,562
1,000	M	Enterprise Products Operating, 5.2%, 9/1/2020				1,042,607
60	M	Exterran Partners, LP, 6%, 10/1/2022				59,700
50	M	Global Partners, LP, 6.25%, 7/15/2022				48,750
75	M	Matador Resources Co., 6.875%, 4/15/2023				78,750
50	M	Murphy Oil Corp., 6.875%, 8/15/2024				52,625
60	M	NGPL Pipeco, LLC, 4.375%, 8/15/2022		(a)		59,625
50	M	Oasis Petroleum, Inc., 6.875%, 1/15/2023				50,938
25	M	Parsley Energy, LLC, 5.25%, 8/15/2025		(a)		24,688
50	M	PDC Energy, Inc., 6.125%, 9/15/2024				51,250
25	M	Sunoco, LP, 4.875%, 1/15/2023		(a)		24,063
25	M	Transocean Guardian, Ltd., 5.875%, 1/15/2024		(a)	(b)	24,938
50	M	Whiting Petroleum Corp., 5.75%, 3/15/2021				51,224
60	M	WPX Energy, Inc., 5.25%, 9/15/2024				59,325
						2,751,631
		Financial Services—4.8%
2,000	M	PNC Bank, NA, 2.7%, 11/1/2022				1,923,722
1,500	M	Protective Life Corp., 7.375%, 10/15/2019				1,579,623
700	M	Prudential Financial, Inc., 7.375%, 6/15/2019				729,237
1,025	M	State Street Bank & Trust Co., 5.25%, 10/15/2018				1,032,487
900	M	SunTrust Bank, 2.59%, 1/29/2021		†		892,371
						6,157,440
		Financials—25.1%
1,000	M	Bank of America Corp., 2.369%, 7/21/2021		†		980,585
900	M	Bank of Montreal, 1.9%, 8/27/2021				861,133
700	M	Barclays Bank, PLC, 6.75%, 5/22/2019				722,702
2,000	M	Capital One Financial Corp., 3.05%, 3/9/2022				1,961,832
		Citigroup, Inc.:
1,000	M	2.65%, 10/26/2020				986,990
250	M	2.9%, 12/8/2021				245,104
1,000	M	2.876%, 7/24/2023		†		965,197
50	M	DAE Funding, LLC, 4.5%, 8/1/2022		(a)		48,625
		Danske Bank A/S:
1,000	M	2%, 9/8/2021		(a)		956,492
800	M	2.7%, 3/2/2022		(a)		776,612
		Deutsche Bank AG of New York:
1,000	M	2.7%, 7/13/2020				973,023
900	M	3.15%, 1/22/2021				871,524
1,000	M	DNB Bank ASA, 2.375%, 6/2/2021		(a)		969,195
		Goldman Sachs Group, Inc.:
1,000	M	2.6%, 12/27/2020				983,600
1,000	M	5.75%, 1/24/2022				1,070,682
1,000	M	3.3678%, 6/5/2023		†		1,007,395
1,000	M	HSBC Holdings, PLC, 3.95%, 5/18/2024				997,077
		Icahn Enterprises, LP:
50	M	6.25%, 2/1/2022				51,125
50	M	6.75%, 2/1/2024				50,562
1,000	M	ING Groep NV, 3.15%, 3/29/2022				982,091
		JPMorgan Chase & Co.:
2,000	M	4.5%, 1/24/2022				2,069,842
1,000	M	3.2595%, 4/25/2023		†		1,009,207
50	M	Ladder Capital Finance Holdings, LLLP, 5.25%, 3/15/2022		(a)		50,125
		Lloyds Bank, PLC:
1,000	M	6.375%, 1/21/2021				1,073,042
800	M	3%, 1/11/2022				779,872
		Morgan Stanley:
3,000	M	5.5%, 7/28/2021				3,176,793
500	M	3.5387%, 1/20/2022		†		506,705
75	M	Navient Corp., 5.875%, 3/25/2021				76,406
1,000	M	Northern Trust Co., 6.5%, 8/15/2018				1,004,698
1,340	M	Santander U.K., PLC, 2%, 8/24/2018				1,338,951
		Springleaf Finance Corp.:
50	M	7.75%, 10/1/2021				53,938
25	M	5.625%, 3/15/2023				24,930
2,000	M	UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023		(a)		1,956,532
1,500	M	Wells Fargo & Co., 3.45%, 2/13/2023				1,471,599
900	M	Wells Fargo Bank, NA, 2.6%, 1/15/2021				885,983
						31,940,169
		Food/Beverage/Tobacco—5.1%
2,500	M	Bunge, Ltd. Finance Corp., 8.5%, 6/15/2019				2,626,582
		General Mills, Inc.:
900	M	2.8928%, 4/16/2021		†		901,698
900	M	3.3628%, 10/17/2023		†		908,290
1,000	M	Ingredion, Inc., 4.625%, 11/1/2020				1,025,579
1,000	M	Maple Escrow Subsidiary, Inc., 3.551%, 5/25/2021		(a)		1,001,566
						6,463,715
		Forest Products/Container—.0%
50	M	Sealed Air Corp., 4.875%, 12/1/2022		(a)		50,688
		Gaming/Leisure—.1%
25	M	Boyd Gaming Corp., 6.875%, 5/15/2023				26,281
75	M	MGM Resorts International, 6%, 3/15/2023				77,437
25	M	National CineMedia, LLC, 6%, 4/15/2022				25,469
50	M	Viking Cruises, Ltd., 6.25%, 5/15/2025		(a)		49,250
						178,437
		Health Care—2.4%
50	M	Centene Corp., 5.625%, 2/15/2021				51,181
50	M	CHS/Community Health Systems, Inc., 6.25%, 3/31/2023				46,062
1,400	M	CVS Health Corp., 3.125%, 3/9/2020				1,398,761
1,000	M	Gilead Sciences, Inc., 2.55%, 9/1/2020				988,294
100	M	HCA, Inc., 6.25%, 2/15/2021				104,000
50	M	HealthSouth Corp., 5.125%, 3/15/2023				50,250
50	M	LifePoint Health, Inc., 5.875%, 12/1/2023				49,937
50	M	Mallinckrodt Finance SB, 5.75%, 8/1/2022		(a)		45,250
50	M	Molina Healthcare, Inc., 5.375%, 11/15/2022				50,563
50	M	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/2023		(a)		52,844
75	M	Universal Hospital Services, Inc., 7.625%, 8/15/2020				75,094
		Valeant Pharmaceuticals International, Inc.:
50	M	6.5%, 3/15/2022		(a)		51,938
50	M	7.25%, 7/15/2022		(a)		51,208
						3,015,382
		Home-building—.0%
25	M	William Lyon Homes, Inc., 6%, 9/1/2023		(a)		24,805
		Information Technology—3.0%
50	M	Alliance Data Systems Corp., 5.375%, 8/1/2022		(a)		50,494
		Diamond 1 Finance Corp.:
750	M	3.48%, 6/1/2019		(a)		752,056
900	M	4.42%, 6/15/2021		(a)		913,771
50	M	5.875%, 6/15/2021		(a)		50,806
75	M	NCR Corp., 5.875%, 12/15/2021				76,406
1,000	M	Oracle Corp., 1.9%, 9/15/2021				952,857
900	M	QUALCOMM, Inc., 2.6%, 1/30/2023				861,162
50	M	Rackspace Hosting, Inc., 8.625%, 11/15/2024		(a)		50,375
50	M	Solera, LLC, 10.5%, 3/1/2024		(a)		55,782
						3,763,709
		Manufacturing—.1%
50	M	ATS Automation Tooling Systems, Inc., 6.5%, 6/15/2023		(a)		51,125
50	M	Grinding Media, Inc., 7.375%, 12/15/2023		(a)		52,250
						103,375
		Media-Broadcasting—.1%
50	M	Netflix, Inc., 5.5%, 2/15/2022				51,680
50	M	Nexstar Broadcasting, Inc., 5.625%, 8/1/2024		(a)		48,500
50	M	Sirius XM Radio, Inc., 4.625%, 5/15/2023		(a)		48,875
						149,055
		Media-Cable TV—.4%
50	M	Cable One, Inc., 5.75%, 6/15/2022		(a)		51,125
		CCO Holdings, LLC:
50	M	5.125%, 2/15/2023				49,609
50	M	5.875%, 4/1/2024		(a)		50,250
50	M	Cequel Communications Holdings I, LLC, 5.125%, 12/15/2021		(a)		49,943
75	M	Clear Channel Worldwide Holdings, Inc. - Series "A", 6.5%, 11/15/2022				76,500
100	M	CSC Holdings, LLC, 6.75%, 11/15/2021				105,000
50	M	DISH DBS Corp., 5%, 3/15/2023				43,562
50	M	Midcontinent Communications & Finance Corp., 6.875%, 8/15/2023		(a)		52,563
						478,552
		Media-Diversified—.1%
75	M	Gannett Co., Inc., 6.375%, 10/15/2023				77,344
50	M	Outdoor Americas Capital, LLC, 5.625%, 2/15/2024				50,786
50	M	Tribune Media Co., 5.875%, 7/15/2022				50,713
						178,843
		Metals/Mining—1.0%
50	M	AK Steel Corp., 7.5%, 7/15/2023				52,375
50	M	Cleveland-Cliffs, Inc., 4.875%, 1/15/2024		(a)		48,375
50	M	Commercial Metals Co., 4.875%, 5/15/2023				49,140
50	M	HudBay Minerals, Inc., 7.25%, 1/15/2023		(a)		51,750
25	M	Joseph T. Ryerson & Son, Inc., 11%, 5/15/2022		(a)		27,562
25	M	Peabody Energy Corp., 6%, 3/31/2022		(a)		25,459
60	M	SunCoke Energy Partners, LP, 7.5%, 6/15/2025		(a)		61,350
900	M	Viterra, Inc., 5.95%, 8/1/2020				941,752
						1,257,763
		Real Estate—4.8%
1,570	M	American Tower Trust I, 3.07%, 3/15/2023		(a)		1,542,247
1,000	M	Boston Properties, LP, 5.875%, 10/15/2019				1,030,200
900	M	Digital Realty Trust, LP, 2.75%, 2/1/2023				858,163
50	M	Equinix, Inc., 5.375%, 4/1/2023				51,431
50	M	Geo Group, Inc., 5.125%, 4/1/2023				49,250
50	M	Greystar Real Estate Partners, 5.75%, 12/1/2025		(a)		48,625
100	M	Iron Mountain, Inc., 5.75%, 8/15/2024				98,250
50	M	MPT Operating Partnership, LP, 6.375%, 3/1/2024				52,625
1,250	M	Realty Income Corp., 3.25%, 10/15/2022				1,231,810
50	M	VICI Properties 1, LLC, 8%, 10/15/2023				55,750
1,000	M	Welltower, Inc., 6.125%, 4/15/2020				1,046,999
						6,065,350
		Retail-General Merchandise—.1%
25	M	1011778 B.C., ULC, 4.625%, 1/15/2022		(a)		25,063
75	M	AmeriGas Partners, LP, 5.625%, 5/20/2024				74,156
25	M	J.C. Penney Co., Inc., 8.625%, 3/15/2025				21,250
50	M	KFC Holding Co., LLC, 5%, 6/1/2024		(a)		49,485
						169,954
		Services—.2%
50	M	ADT Corp., 3.5%, 7/15/2022				47,050
50	M	BlueLine Rental Finance Corp., 9.25%, 3/15/2024		(a)		53,320
		First Data Corp.:
50	M	5.375%, 8/15/2023		(a)		50,587
50	M	7%, 12/1/2023		(a)		52,204
25	M	Reliance Intermediate Holdings, LP, 6.5%, 4/1/2023		(a)		26,059
						229,220
		Telecommunications—2.0%
		AT&T, Inc.:
500	M	5.875%, 10/1/2019				517,169
500	M	2.45%, 6/30/2020				492,675
50	M	CenturyLink, Inc., 5.8%, 3/15/2022				49,750
50	M	Frontier Communications Corp., 10.5%, 9/15/2022				45,625
1,400	M	Verizon Communications, Inc., 1.75%, 8/15/2021				1,339,106
50	M	Zayo Group, LLC, 6%, 4/1/2023				51,125
						2,495,450
		Transportation—3.8%
1,000	M	Air Lease Corp., 3.875%, 7/3/2023				991,197
1,600	M	Aviation Capital Group, LLC, 7.125%, 10/15/2020		(a)		1,726,483
50	M	BCD Acquisition, Inc., 9.625%, 9/15/2023		(a)		53,500
1,000	M	Heathrow Funding, Ltd., 4.875%, 7/15/2021		(a)		1,046,777
1,000	M	Southwest Airlines Co., 2.65%, 11/5/2020				987,019
50	M	XPO Logistics, Inc., 6.5%, 6/15/2022		(a)		51,313
						4,856,289
		Utilities—6.3%
500	M	Arizona Public Service Co., 8.75%, 3/1/2019				519,078
50	M	Calpine Corp., 5.875%, 1/15/2024		(a)		49,625
500	M	Consolidated Edison Co. of New York, 7.125%, 12/1/2018				509,068
2,385	M	Entergy Corp., 5.125%, 9/15/2020				2,461,978
1,000	M	Exelon Generation Co., LLC, 3.4%, 3/15/2022				994,226
500	M	Public Service Electric and Gas Co., 1.8%, 6/1/2019				495,755
446	M	San Diego Gas & Electric Co., 1.914%, 2/1/2022				435,060
		Sempra Energy:
500	M	9.8%, 2/15/2019				520,346
1,200	M	2.7906%, 3/15/2021		†		1,200,995
60	M	Targa Resources Partners, LP, 4.25%, 11/15/2023				57,750
50	M	Terraform Power Operating, LLC, 4.25%, 1/31/2023		(a)		48,375
700	M	Wisconsin Public Service Corp., 1.65%, 12/4/2018				697,856
						7,990,112
		Waste Management—.0%
50	M	Covanta Holding Corp., 5.875%, 3/1/2024				49,375
		Wireless Communications—.3%
75	M	Intelsat Jackson Holdings SA, 8%, 2/15/2024		(a)		78,937
50	M	Level 3 Financing, Inc., 5.375%, 1/15/2024				49,100
50	M	SBA Communications Corp., 4.875%, 7/15/2022				49,688
50	M	Sprint Communications, Inc., 6%, 11/15/2022				49,688
50	M	Sprint Corp., 7.875%, 9/15/2023				51,969
50	M	T-Mobile USA, Inc., 6%, 3/1/2023				51,775
						331,157
Total Value of Corporate Bonds (cost $92,642,852)						89,461,885
		ASSET BACKED SECURITIES—10.3%
		Fixed Autos—5.8%
1,850	M	CarMax Auto Owner Trust, 3.37%, 10/16/2023				1,850,098
1,134	M	Ford Credit Floorplan Master, 1.76%, 2/15/2021				1,128,113
1,699	M	Harley-Davidson Motorcycle Trust, 1.67%, 8/15/2022				1,689,834
1,500	M	Hertz Vehicle Financing, 2.27%, 7/25/2020				1,488,527
1,190	M	Santander Drive Auto Receivables Trust, 3.03%, 9/15/2022				1,187,975
						7,344,547
		Fixed Financials—2.0%
1,210	M	American Credit Acceptance, 2.61%, 5/10/2021		(a)		1,205,881
1,400	M	GM Financial Automobile Leasing, 3.31%, 4/20/2022				1,399,755
						2,605,636
		Fixed Manufacturing—1.0%
1,250	M	Kubota Credit Owner Trust, 3.1%, 8/15/2022		(a)		1,250,846
		Fixed Telecommunications—1.5%
1,980	M	Verizon Owner Trust, 1.92%, 12/20/2021		(a)		1,952,575
Total Value of Asset Backed Securities (cost $13,154,071)						13,153,604
		RESIDENTIAL MORTGAGE-BACKED SECURITIES—5.1%
		Fannie Mae—3.8%
715	M	3%, 8/1/2026 - 9/1/2027				715,643
4,128	M	3.5%, 12/1/2025 - 12/1/2029				4,189,930
						4,905,573
		Freddie Mac—1.3%
1,300	M	3%, 8/1/2027 - 8/1/2030				1,296,115
310	M	3.5%, 12/1/2025				314,465
						1,610,580
Total Value of Residential Mortgage-Backed Securities (cost $6,779,037)						6,516,153
		COVERED BONDS—4.8%
		Financial Services—2.1%
2,750	M	Stadshypotek AB, 1.875%, 10/2/2019		(a)		2,718,361
		Financials—2.7%
3,500	M	Royal Bank of Canada, 2.2%, 9/23/2019				3,476,561
Total Value of Covered Bonds (cost $6,316,297)						6,194,922
		U.S. GOVERNMENT AGENCY OBLIGATIONS—3.5%
4,500	M	Federal Home Loan Bank, 2.375%, 3/30/2020 (cost $4,500,407)				4,487,058
		U.S. GOVERNMENT OBLIGATIONS—3.0%
3,800	M	U.S. Treasury Notes, 2.25%, 3/31/2020 (cost $3,785,333)				3,783,227
Total Value of Investments (cost $127,177,997)			97.1%			123,596,849
Other Assets, Less Liabilities			2.9			3,719,683
Net Assets			100.0%			$127,316,532

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2018, the Fund held sixty-eight 144A securities with an aggregate value of $24,545,738 representing 19.3% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

†	The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at June 30, 2018.

Summary of Abbreviations:

LLLP Limited Liability Limited Partnership

ULC Unlimited Liability Corporation

At June 30, 2018, the cost of investments for federal income tax purposes was $127,177,997. Accumulated net unrealized depreciation on investments was $3,581,148, consisting of $60,237 gross unrealized appreciation and $3,641,385 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$89,461,885	$-	$89,461,885
Asset Backed Securities	-	13,153,604	-	13,153,604
Residential Mortgage-Backed Securities	-	6,516,153	-	6,516,153
Covered Bonds	-	6,194,922	-	6,194,922
U.S. Government Agency Obligations	-	4,487,058	-	4,487,058
U.S. Government Obligations	-	3,783,227	-	3,783,227
Total Investments in Securities*	$-	$123,596,849	$-	$123,596,849

*	The Portfolio of Investments provides information on the industry categorization of corporate bonds, asset backed securities and covered bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2018.  Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)

STRATEGIC INCOME FUND

June 30, 2018

Shares	Security	Value
	MUTUAL FUNDS—95.5%
	Fixed Income Funds—93.0%
1,159,174	Government Fund - Institutional Class Shares	$11,800,391
2,900,475	Floating Rate Fund - Institutional Class Shares	28,047,596
14,434,517	Fund For Income - Institutional Class Shares	35,075,876
876,403	International Opportunities Bond Fund - Institutional Class Shares	7,852,572
2,502,259	Investment Grade Fund - Institutional Class Shares	23,045,808
3,421,733	Limited Duration Bond Fund - Institutional Class Shares	31,616,814
868,417	Tax Exempt Income Fund - Institutional Class Shares	7,972,071
		145,411,128
	Equity Funds—2.5%
389,467	Premium Income Fund - Institutional Class Shares	3,937,514
Total Value of Mutual Funds (cost $157,061,437)	95.5%	149,348,642
Other Assets, Less Liabilities	4.5	7,002,808
Net Assets	100.0%	$156,351,450

At June 30, 2018, the cost of investments for federal income tax purposes was $157,063,427. Accumulated net unrealized depreciation on investments was $7,714,785, consisting of entirely of gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Mutual Funds
Fixed Income Funds	$145,411,128	$-	$-	$145,411,128
Equity Funds	3,937,514	-		3,937,514
Total Investments in Securities	$149,348,642	$-	$-	$149,348,642

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Security Valuation – Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities or an authorized pricing service. Fixed Income securities, other than short-term debt securities held by the Government Cash Management Fund, are priced based upon evaluated prices that are provided by a pricing service approved by the Trust’s Board of Trustees (“the Board”). Other securities may also be priced based upon evaluated prices that are provided by pricing services approved by the Board. The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining evaluated prices.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee of Foresters Investment Management Company, Inc. (“FIMCO”) decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the time as of which the net asset value is calculated, the securities may be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. At June 30, 2018, the Floating Rate Fund held two securities that was fair valued at an aggregate value of $3,619,000, representing 1.7% of the Fund’s net assets and Fund For Income held one security that was fair valued at a value of $796,000, representing 0.1% of the Fund’s net assets.

The Government Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities, options and futures contracts traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. The underlying Funds in which Strategic Income Fund invests are also categorized in Level 1. Variable and floating rate, corporate, sovereign and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities, pass-through certificates, loan participations and short-term notes are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost by the Government Cash Management Fund are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The aggregate value by input level, as of June 30, 2018, for each Fund’s investments is included at the end of each Fund’s schedule of investments.

Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Derivatives— Some of the Funds may invest in various derivatives. A derivative is a financial instrument which has a value that is based on – or “derived from” – the values of other assets, reference rates, or indices. The Funds may invest in derivatives for hedging purposes.

Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indices. Derivatives include futures contracts and options on futures contracts, forward- commitment transactions, options on securities, caps, floors, collars, swap contracts, and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap contracts, are privately negotiated and entered into in the over-the-counter market (“OTC”). The risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a “counterparty”) or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if FIMCO, or the Fund’s subadviser, as applicable, does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because many derivatives have leverage or borrowing components, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Funds’ interest. The Funds bear the risk that FIMCO will incorrectly forecast future market trends or the values of assets, reference rates, indices, or other financial or economic factors in establishing derivative positions for the Funds. If FIMCO attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the Funds will be exposed to the risk that the derivative will have or will develop an imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Funds. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Funds.

The following provides more information on specific types of derivatives and activity in the Funds. The use of derivative instruments by the Funds for the period ended June 30, 2018 was related to the use of written options, futures contracts and foreign exchange contracts.

Options Contracts – Some of the Funds may write covered call options on securities, derivative instruments, or currencies the Funds own or in which it may invest. Writing call options tends to decrease the Funds’ exposure to the underlying instrument. When a Fund writes a call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that the Funds may not be able to enter into a closing transaction because of an illiquid market.

Some of the Funds may also purchase call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

The Funds held no option contracts written at June 30, 2018.

Futures Contracts - The Funds may enter into futures contracts including interest rate futures contracts and index futures, including futures on equity market indices and debt market indices. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds may use futures contracts to manage exposure to the stock market. Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations. Any open futures contracts at period end are presented in the Schedule of Investments under the caption “Futures Contracts”. The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for, among other purposes, the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as “initial margin.”

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds’ investment adviser, FIMCO, or a Fund’s subadviser, as applicable, to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO’s, or a Fund’s subadviser, as applicable, prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. Derivatives may be difficult to sell, unwind or value.

At June 30, 2018, the Balanced Income Fund held futures contracts, which are listed in its Portfolio of Investments.

Foreign Exchange Contracts—The International Opportunities Bond Fund may enter into foreign exchange contracts for the purchase or sale of foreign currencies at negotiated rates at future dates. These contracts are considered derivative instruments and the Fund may invest in them in order to hedge its currency exposure in bond positions or to gain currency exposure held by the Fund. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Foreign exchange contracts are “marked-to-market” daily at the applicable translation rate and the resulting unrealized gains and losses are reflected in the Fund’s assets. During the period, the Fund used currency forwards to hedge currency exposure from certain bonds as well as to gain currency exposure in certain countries.

At June 30, 2018, the International Opportunities Bond Fund had open foreign exchange contracts, which are listed in its Portfolio of Investments.

Name Change – Effective January 31, 2018, the First Investors Limited Duration High Quality Bond Fund changed its name to First Investors Limited Duration Bond Fund. The purpose of the name change is to reflect some changes to its investment strategies.

High Yield Securities – Effective January 31, 2018, the First Investors Balanced Income Fund, First Investors Investment Grade Fund, First Investors Limited Duration Bond Fund each added investments in high yield securities as part of their principal investment strategies. The portion of each fund that is invested in high yield securities is managed by Muzinich & Co., Inc.

Reorganizations of Government Fund into Limited Duration Bond Fund and Balanced Income Fund into Total Return Fund – On April 19, 2018: (a) the Board of Trustees (the “Board”) of First Investors Income Funds (the “Income Trust”) approved a Plan of Reorganization and Termination (the “Plan”) pursuant to which First Investors Government Fund (“Government Fund”), a series of the Income Trust, would be reorganized into First Investors Limited Duration Bond Fund (“Limited Duration Bond Fund”), also a series of the Income Trust; and (b) the Board of the Income Trust and the Board of First Investors Equity Funds (the “Equity Trust”) approved an Agreement and Plan of Reorganization and Termination (the “Agreement”) pursuant to which First Investors Balanced Income Fund (“Balanced Income Fund”), a series of the Income Trust, would be reorganized into First Investors Total Return Fund (“Total Return Fund”), a series of the Equity Trust. Each of these transactions is referred to as a Reorganization.

Reorganization of Government Fund into Limited Duration Bond Fund

Pursuant to the Plan, (a) Class A, Advisor Class and Institutional Class shares of Government Fund held by each shareholder of Government Fund will be exchanged for Class A, Advisor Class and Institutional Class shares, respectively, of Limited Duration Bond Fund and (b) Class B shares of Government Fund held by each shareholder of Government Fund will be exchanged for Class A shares of Limited Duration Bond Fund, in each case with the same aggregate net asset value as the shareholder had in Government Fund as of the scheduled close of regular trading on the New York Stock Exchange on the closing date of the Reorganization. Upon the completion of the Reorganization, shareholders of Government Fund will become shareholders of Limited Duration Bond Fund and Government Fund will then be terminated. The Reorganization is expected to occur during the third quarter of 2018. A shareholder vote is not required to reorganize Government Fund into Limited Duration Bond Fund. Government Fund shareholders will receive, prior to the Reorganization, a Prospectus and Information Statement that will describe, among other things, the investment objectives, policies and risks of each Fund in the Reorganization and the terms of the Plan. Government Fund will continue sales, redemptions and exchanges of its shares as described in its prospectus until the closing date of the Reorganization.

Reorganization of Balanced Income Fund into Total Return Fund

Shareholders of Balanced Income Fund will be asked to consider and approve the Agreement at a special meeting of shareholders expected to be held during the third calendar quarter of 2018. Balanced Income Fund shareholders will receive, prior to the shareholder meeting, a Prospectus and Proxy Statement that that will describe, among other things, the investment objectives, policies and risks of each Fund in the Reorganization and the terms of the Agreement. If the Agreement is approved by shareholders of Balanced Income Fund, the Reorganization will take place during the third or fourth calendar quarter of 2018 and, pursuant to the Agreement, Class A, Advisor Class and Institutional Class shares of Balanced Income Fund held by each shareholder of Balanced Income Fund will be exchanged for Class A, Advisor Class and Institutional Class shares, respectively, of Total Return Fund with the same aggregate net asset value as the shareholder had in Balanced Income Fund as of the scheduled close of regular trading on the New York Stock Exchange on the closing date of the Reorganization. Upon the completion of the Reorganization, shareholders of Balanced Income Fund will become shareholders of Total Return Fund and Balanced Income Fund will then be terminated. Balanced Income Fund will continue sales, redemptions and exchanges of its shares as described in its prospectus until the closing date of the Reorganization.

The exchange of shares in each Reorganization is intended to be a tax-free transaction for federal income tax purposes and, as such, is not expected to be considered a taxable event. It is anticipated that no sales loads, commissions or other transaction fees will be imposed on shareholders of Government Fund or Balanced Income Fund in connection with the Reorganizations.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Income Funds

By	/s/ E. Blake Moore Jr.
E. Blake Moore Jr.
President and Principal Executive Officer

Date:	August 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Income Funds

By	/s/ E. Blake Moore Jr.
E. Blake Moore Jr.
President and Principal Executive Officer

By	/s/ Joseph I. Benedek
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	August 24, 2018